      As filed with the U.S. Securities and Exchange Commission on June 23, 2008
                                              File No. 2-73948 File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

 Pre-Effective Amendment No.                                           [ ]
 Post-Effective Amendment No. 108                                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

 Amendment No. 109

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

                    1299 Ocean Avenue, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
                1299 Ocean Avenue, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

   X    immediately upon filing pursuant to paragraph (b)
  ___   on __________pursuant to paragraph (b)
  ___   60 days after filing pursuant to paragraph (a)(1)
  ___   on [Date] pursuant to paragraph (a)(1)
  ___   75 days after filing pursuant to paragraph (a)(2)
  ___   on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
                  DFA International Value ex Tobacco Portfolio

This   Post-Effective   Amendment  No.   108/109  to   Registration   File  Nos.
2-73948/811-3258 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A -  Prospectus  relating to the  Registrant's  International Vector
     Equity Portfolio series of shares

4.   PART B - Statement of Additional  Information  relating to the Registrant's
     International Vector Equity Portfolio series of shares

5.   PART C - Other Information

6.   SIGNATURES

                                  June 23, 2008

                               P R O S P E C T U S

  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

   DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio described in this Prospectus:

      o Is generally available only to institutional investors and clients of registered investment advisors.
   o Has its own investment objective and policies, and is the equivalent of a separate mutual fund.
                 o Does not charge a sales commission or "load."
                     o Is designed for long-term investors.

                  DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

The  Portfolio  described  herein  is not  registered  for  sale in all  states.
Potential  investors  should call Dimensional Fund Advisors at (310) 395-8005 or ask their  financial  advisors about the  availability of the Portfolio in their states.  The  information  contained  herein  is  not  an  offer  to  sell  or a solicitation of any offer to buy the Portfolio mentioned, and no offers or sales will be made, in any  jurisdictions in which the offer or sale of this Portfolio is not qualified or otherwise exempt from regulation.

The  Securities and Exchange  Commission  has not approved or disapproved  these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
RISK/RETURN SUMMARY........................................................1
  ABOUT THE PORTFOLIO......................................................1
  MANAGEMENT...............................................................1
  EQUITY INVESTMENT APPROACH...............................................1
  INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS OF DFA INTERNATIONAL

RISK/RETURN SUMMARY

About the Portfolio

The Portfolio:

o    Is generally  offered to institutional  investors and clients of registered investment advisors.

o    Does not charge sales commissions or "loads."

o    Is designed for long-term investors.

Management

Dimensional  Fund Advisors LP (the "Advisor") is the investment  manager for the
Portfolio.

Equity Investment Approach

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection,  not stock picking.
It places  priority on controlling  expenses,  portfolio  turnover,  and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures the Portfolio by:

1.   Selecting a starting universe of securities (for example,  stocks of larger
     non-U.S. companies).

2.   Creating  a  sub-set  of  companies   meeting  the   Advisor's   investment
     guidelines.

3.   Excluding  the  securities of certain  companies  after  analyzing  various factors (for example, size or liquidity).

4.   Excluding the  securities  of other  companies  based upon the  Portfolio's social criteria.

5.   Purchasing securities using a market capitalization weighted approach.

See  "INVESTMENT  OBJECTIVE  AND   POLICIES--Applying   the  Portfolio's  Social
Criteria" for a description of the social criteria utilized by the Portfolio.
----------------------

-    Market  capitalization  means the  number of  shares of a  company's  stock outstanding, as determined by the Advisor times price per share.

-    Market  capitalization  weighted means the amount of a stock in an index or portfolio is keyed to that stock's  market  capitalization  compared to all eligible  stocks.  The higher the stock's  relative market cap, the greater its representation.

-    Market  capitalization  weighted  approach  means  investing  on  a  market capitalization  weighted bases,  which may include adjusting that weighting to consider  such  factors as free  float,  momentum,  trading  strategies,
     liquidity   management  and  other  factors  that  the  Advisor  determines appropriate,  given market conditions.  This may include limiting or fixing the exposure to a particular country or issuer. See "MARKET  CAPITALIZATION
     WEIGHTED APPROACH."

                                       1

Investment  Objective,  Strategies,  and  Risks  of DFA  International  Value ex
Tobacco Portfolio

o    Investment Objective: Long-term capital appreciation.

o    Investment Strategy:  Investing in a broad and diverse set of large, non-US companies  that the Advisor  determines  to be value  stocks at the time of purchase,  while excluding securities of companies based on the Portfolio's social issue screen to exclude  tobacco  companies.  The Portfolio  defines tobacco  companies  as  companies  that derive more than 10% of their total business  revenue,  or more than 10% of total  sales,  from the  production and/or manufacturing of tobacco and/or tobacco related products.

o    Principal Risks:  Foreign  Securities and Currencies Risk, Market Risk, and
     Social Investment Risk.

Principal Risks

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign  governments, and/or (b) less regulated or liquid securities markets.  Investors holding these securities  are also  exposed to foreign  currency  risk (the  possibility  that foreign currency will fluctuate in value against the U.S. dollar). The Portfolio generally does not hedge foreign currency risk.

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political,  and  issuer-specific  events  will  cause  the  value  of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will  fluctuate,  there is the risk that you may lose money.

Social Investment Risk: The Portfolio's social issue screen may limit the number of investment  opportunities  available to the  Portfolio,  and as a result,  at times the  Portfolio  may  produce  different  returns  than  funds that are not subject to such special investment  conditions.  For example,  the Portfolio may decline to purchase certain  securities when it is otherwise  advantageous to do so, or the Portfolio may sell certain  securities  for social reasons when it is otherwise disadvantageous to do so.

Other Risks

Derivatives:  Derivatives are securities, such as futures contracts, whose value is derived  from that of other  securities  or indices.  The  Portfolio  may use derivatives, such as futures contracts and options on futures contracts, to gain market  exposure  on the  Portfolio's  uninvested  cash  pending  investment  in securities or to maintain  liquidity to pay redemptions.  The use of derivatives for non-hedging  purposes may be considered more speculative than other types of investments.  When the Portfolio uses derivatives for non-hedging purposes,  the
Portfolio will be directly exposed to the risks of those  derivatives.  Gains or losses  from  derivative  investments  may be  substantially  greater  than  the derivatives' original cost.
----------------------

-    "Value Stocks":  Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows or book value.

-    In selecting value stocks,  the Advisor primarily  considers price relative to book value.

-    The Portfolio's foreign currency risks generally are not hedged.

                                       2

Securities Lending:  The Portfolio may lend its portfolio securities to generate additional  income.  Securities  lending involves the risk that the borrower may fail to return the  securities  in a timely  manner or at all. As a result,  the
Portfolio  may lose  money  and there may be a delay in  recovering  the  loaned securities.  The  Portfolio  also could lose  money if it does not  recover  the securities  and/or the value of the  collateral  falls,  including  the value of investments  made with cash  collateral.  Securities  lending  may have  certain
potential  adverse  tax  consequences.   See  "SECURITIES   LOANS"  for  further
information on securities lending.

Other Information

Commodity  Pool Operator  Exemption:  The Portfolio is operated by a person that has  claimed  an  exclusion  from the  definition  of the term  "commodity  pool operator" under the Commodity Exchange Act ("CEA"), and, therefore,  such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance information is not available for the Portfolio because it is new.

                                       3

                                FEES AND EXPENSES

     This table  describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

     Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee.......................................................0.45%
Other Expenses.......................................................0.15%*
Total Annual Operating Expenses......................................0.60%
Fee Waiver and/or Expense Reimbursement..............................0.00%
                                                                     -----
Net Expenses.........................................................0.60%**
                                                                     =====
__________________

*    "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending November
     30, 2008.

**   Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
     Portfolio,  the  Advisor  has  agreed  to  waive  all or a  portion  of its management  fee and to  assume  expenses  of the  Portfolio  to the  extent necessary  to reduce  the  Portfolio's  ordinary  operating  expenses  (not including  expenses  incurred  through an  investment  in other  investment companies)  ("Portfolio  Expenses")  to the extent  necessary  to limit the
     Portfolio Expenses of the Portfolio to 0.60% of the Portfolio's average net assets on an annualized basis ("Expense  Limitation  Amount").  At any time that the annualized  Portfolio  Expenses of the Portfolio are less than the
     Portfolio's  Expense  Limitation  Amount,  the Advisor retains the right to
     seek   reimbursement   for  any  fees  previously  waived  and/or  expenses
     previously assumed to the extent that such reimbursement will not cause the
     Portfolio's   annualized   expenses  to  exceed  the  Portfolio's   Expense
     Limitation  Amount. The Portfolio is not obligated to reimburse the Advisor for fees  previously  waived  and/or  expenses  previously  assumed  by the
     Advisor more than thirty-six months before the date of such  reimbursement.
     The Fee Waiver  Agreement will remain in effect for an initial period until
     April  1,  2009,  and then  shall  continue  in  effect  from  year to year thereafter,  for one-year  periods,  unless  terminated  by DFA  Investment
     Dimensions Group Inc. (the "Fund") or the Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                       l Year       3 Years
DFA International Value ex Tobacco Portfolio.........    $61          $192

                                       4

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five-  and  ten-year  periods.  The  costs for the  Portfolio  reflect  the "Net
Expenses" of the Portfolio that result from the  contractual  expense waiver and assumption in the first year only.

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio.  See "MANAGEMENT
OF THE PORTFOLIO."

Dividend Policy

     The  Portfolio   distributes  dividends  from  its  net  investment  income quarterly (on a calendar  basis) and any net realized  capital gains in December of each year. See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

Purchase, Valuation, and Redemption of Shares

     The shares of the  Portfolio  are offered and  redeemed at net asset value, which is calculated as of the close of the New York Stock  Exchange (the "NYSE")
on each day that the NYSE is open for  business.  The  value of the  Portfolio's shares will fluctuate in relation to the Portfolio's own investment  experience.
See "PURCHASE OF SHARES," "VALUATION OF SHARES," and "REDEMPTION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective and Policies

     The investment  objective of the Portfolio is to achieve  long-term capital appreciation.  The  Portfolio  seeks to  achieve  its  investment  objective  by purchasing the stocks of large non-U.S.  companies which the Advisor  determines to be value stocks at the time of the purchase,  while  excluding  securities of tobacco companies based upon the Portfolio's social issue screen. Securities are considered  value stocks  primarily  because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time.  As of the date of this  Prospectus,  the Portfolio may invest in the stocks of large companies associated with Australia,  Austria,
Belgium, Canada, Denmark,  Finland, France, Germany, Greece, Hong Kong, Ireland,
Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,  Singapore, Spain,
Sweden,  Switzerland  and  the  United  Kingdom  (collectively,   the  "Approved
Markets").  The Advisor will determine,  in its discretion,  when and whether to invest in countries that have been authorized as Approved Markets,  depending on
a  number  of  factors,   such  as  asset  growth  in  the   Portfolio  and  the
characteristics  of each  country's  markets.  The  Investment  Committee of the
Advisor may designate other countries as Approved  Markets for investment in the future,  in  addition  to the  countries  identified  above,  or the  Investment
Committee may remove one or more countries from the list of Approved Markets. In addition,  the Portfolio may continue to hold  investments in countries that are not  currently  designated  as Approved  Markets,  but had been  authorized  for investment in the past,  and may reinvest  distributions  received in connection with such existing investments in such previously Approved Markets.

                                       5

     The Portfolio  invests in securities  associated with Approved  Markets (as identified  above)  listed on bona fide  securities  exchanges  or traded on the over-the-counter  markets.  These exchanges or  over-the-counter  markets may be either  within or outside  the  issuer's  domicile  country.  For  example,  the securities may be listed or traded in the form of European Depositary  Receipts,
Global Depositary  Receipts,  American  Depositary  Receipts,  or other types of depositary receipts (including  non-voting depositary receipts) or may be listed on bona fide securities  exchanges in more than one country.  The Portfolio will consider for purchase  securities that are associated  with an Approved  Market, and include,  among others: (a) securities of companies that are organized under the laws of, or  maintain  their  principal  place of  business  in, an Approved
Market;  (b) securities for which the principal trading market is in an Approved
Market;  (c)  securities  issued or guaranteed by the  government of an Approved
Market, its agencies or  instrumentalities,  or the central bank of such country or territory;  (d) securities  denominated in an Approved Market currency issued by  companies to finance  operations  in Approved  Markets;  (e)  securities  of companies  that  derive at least 50% of their  revenues  or  profits  from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets;  (f) equity securities of companies in Approved Markets in the form of depositary  shares;  (g) securities of pooled  investment  vehicles that invest  primarily in securities of Approved
Markets or  derivative  instruments  that derive their value from  securities of
Approved Markets; or (h) securities included in the Portfolio's benchmark index.
Securities of Approved  Markets may include  securities  of companies  that have
characteristics  and  business   relationships  common  to  companies  in  other
countries or regions. As a result, the value of the securities of such companies may reflect  economic  and market  forces in such other  countries or regions as well as in the Approved Markets.  The Advisor,  however,  will select only those companies that, in its view, have  sufficiently  strong exposure to economic and market  forces in  Approved  Markets.  For  example,  the  Advisor may invest in companies  organized  and  located in the United  States or other  countries  or regions outside of Approved  Markets,  including  companies  having their entire production  facilities outside of Approved Markets, when such companies meet the criteria discussed above to be considered associated with Approved Markets.

Portfolio Construction

     Under  normal  market  conditions,   DFA  International  Value  ex  Tobacco
Portfolio  intends to invest  its assets in  companies  organized  in,  having a majority of their  assets in, or deriving a majority of their  operating  income from, at least three non-U.S. countries, and no more than 40% of the Portfolio's assets will be invested in such companies in any one country.

     The  Portfolio  intends  to  purchase  the  stocks  of large  companies  in countries  with  developed  markets.  The Advisor  determines  company size on a country or region specific basis and based  primarily on market  capitalization.
In the countries or regions  authorized for investment,  the Advisor first ranks eligible  companies listed on selected  exchanges based on the companies' market capitalization.  The Advisor then  determines the universe of eligible stocks by defining  the  minimum  market  capitalization  of a large  company  that may be purchased  by the  Portfolio  with  respect to each  country  or  region.  As of
December 31, 2007, on an aggregate basis, the Advisor considered large companies to be those companies with a market  capitalization  of at least $1,212 million.
This threshold will vary by country or region.  For example,  as of December 31,
2007,  the Advisor  considered a large  company in the European  Monetary  Union
(EMU)  to have a  market  capitalization  of at least  $4,115  million,  a large company in Australia to have a market capitalization of at least $2,121 million, and a large  company  in Hong Kong to have a market  capitalization  of at least
$1,633 million. These dollar amounts will change due to market conditions.

     The Portfolio intends to purchase securities within each applicable country using a  market  capitalization  weighted  approach.  The  Advisor,  using  this approach  and its  judgment,  will  seek to set  country  weights  based  on the relative market capitalizations of eligible large companies within each

                                       6

country.  As a result,  the weightings of certain countries in the Portfolio may
Risk and Return Bar Chart and Table

Performance information is not available
FTSE International, Morgan Stanley Capital International or Citigroup.

     The value  criteria  used by the Advisor for the  Portfolio,  as  described above,  generally apply at the time of purchase by the Portfolio.  The Portfolio is not required to dispose of a security if the security's  issuer does not meet current  value  criteria.  Similarly,  the  Advisor  is not  required  to sell a security  even if the  decline in the market  capitalization  reflects a serious
financial   difficulty  or  potential  or  actual  insolvency  of  the  company.
Securities that do meet the value criteria  nevertheless may be sold at any time when, in the Advisor's judgment,  circumstances  warrant their sale. See "Market
Capitalization Weighted Approach" in this Prospectus.

     The Portfolio does not seek current  income as an investment  objective and investments  will not be based  upon an  issuer's  dividend  payment  policy  or record.  However, many of the companies whose securities will be included in the
Portfolio do pay dividends.  It is  anticipated,  therefore,  that the Portfolio will receive dividend income.

     The  Portfolio  also may  invest  in  exchange-traded  funds  ("ETFs")  and similarly  structured pooled  investments for the purpose of gaining exposure to the  equity  markets,  including  the  U.S.  equity  market,  while  maintaining liquidity. The Portfolio also may use derivatives, such as futures contracts and options  on  futures  contracts,  to gain  market  exposure  on the  Portfolio's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.  The  Portfolio  may enter into  futures  contracts  and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments,  the Portfolio may invest in affiliated and  unaffiliated  registered or unregistered  money market funds to manage the Portfolio's  cash pending  investment in other securities or to  maintain  liquidity  for the  payment  of  redemptions  or  other  purposes.
Investments  in money market funds may involve a duplication of certain fees and expenses.  The above-referenced  investments are not subject to, though they may incorporate, the Portfolio's social criteria.

Applying the Portfolio's Social Criteria

     The Portfolio  seeks to purchase  securities  that are consistent  with the
Portfolio's social issue screen. The Fund has engaged an independent third party
(the "Social Screen Vendor") to monitor the Portfolio's  social issue screen. As of the date of this Prospectus,  KLD Research & Analytics, Inc. has been engaged to be the  Social  Screen  Vendor.  The  Portfolio  seeks  to  exclude  from its investment  portfolio  those  companies that are  identified by the  Portfolio's social issue screen,  which is designed to identify  companies  that derive more than 10% of their total business revenue,  or more than 10% of total sales, from the production and/or  manufacturing of tobacco and/or tobacco related products.
The Portfolio may add or remove other social issue screens at any time,  without prior shareholder approval or notice.

     The  Portfolio's  social  issue  screen  is  designed  to meet  the  social investing needs of shareholders;  the exclusion,  purchase,  or sale of specific securities in the Portfolio  should not be construed as reflecting a judgment by the  Advisor or the Board of  Directors  of the Fund  ("Board")  relating to any social issue.

     The  Portfolio  and the Advisor do not  determine  which  stocks to exclude pursuant to the Portfolio's social issue screen.  Instead, the Portfolio and the
Advisor rely on the social  investment  research  provided by the Social  Screen
Vendor.  The Social  Screen  Vendor is  generally  in the  business of providing social investment  research on publicly traded companies.  Through its research, the Social Screen Vendor shall determine if and when a company's  activities are significant  enough to warrant  exclusion  under the  Portfolio's  social  issue screen.  The Social Screen Vendor may  periodically  modify its social  criteria screening process.

                                       7

     The Portfolio will endeavor not to buy any stock that fails the Portfolio's social issue screen as indicated in the research  provided by the Social  Screen
Vendor. The Advisor will endeavor to ensure that the Portfolio's investments are consistent  with the social issue  screen,  but there can be no  guarantee  that every  investment  will  meet  this  criteria.  Because  of this  approach,  the
Portfolio may not invest in certain types of companies, industries, and segments of the  Portfolio's  target  market.  Even if an  investment is not excluded for social issue reasons,  the Advisor has the option of excluding the investment if it is determined to be unsuitable.

     At times,  the Portfolio  may hold stocks that do not meet the  Portfolio's social  criteria  because,  for instance,  the stocks ceased  meeting the social criteria  after the Portfolio  bought them or the Portfolio  obtained the stocks despite the  Portfolio's  social  criteria due to inadvertent  error,  corporate action or  otherwise.  The Advisor  will seek to sell these stocks in an orderly manner. Although the Advisor will seek to minimize any adverse effect of holding or selling  these  stocks on the value of the  Portfolio's  investments,  to the extent that costs or losses are  realized,  no  remuneration  will be due to the
Portfolio.  Ordinarily,  the  Portfolio  will sell the stocks  within 90 days of determining  that the  stocks  do not meet the  social  criteria.  However,  the
Portfolio  will sell the stocks  after a longer  period if the Advisor  believes that  doing  so will  avoid  a loss  to the  overall  value  of the  Portfolio's investments.

Market Capitalization Weighted Approach

     The portfolio  structure of the Portfolio  involves  market  capitalization weighting  in  determining  individual  security  weights  and country or region weights.  Market  capitalization  weighting  means each  security  is  generally
purchased  based  on  the  issuer's  relative  market   capitalization.   Market
capitalization  weighting  will be  adjusted  by the  Advisor  for a variety  of factors. The Advisor may consider such factors as free float, momentum,  trading strategies,  liquidity management and other factors determined to be appropriate by the Advisor  given  market  conditions.  The Advisor may deviate  from market capitalization  weighing  to limit or fix the  exposure  of the  Portfolio  to a particular  issuer to a maximum  proportion of the assets of the Portfolio.  The
Advisor  will  exclude  the  stock of a company  that  meets  applicable  market capitalization  criteria if the  company  does not meet the  Portfolio's  social criteria.  The  Advisor  also may  exclude  the  stock of a company  that  meets applicable  market  capitalization  criteria if the Advisor  determines,  in its judgment,  that the  purchase of such stock is  inappropriate  in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

     Adjustment  for free  float  adjusts  market  capitalization  weighting  to exclude the share capital of a company that is not freely  available for trading in the public  equity  markets by  international  investors.  For  example,  the following types of shares may be excluded: (i) those held by strategic investors
(such as governments,  controlling  shareholders and management),  (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

     Deviation from market capitalization  weighting also will occur because the
Advisor generally intends to purchase securities in round lots. Furthermore, the
Advisor may reduce the relative  amount of any security  held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of the Portfolio's  net assets,  may be invested in interest  bearing  obligations, such as money market instruments,  thereby causing further deviation from market capitalization  weighting.  A further  deviation may occur due to investments in privately placed convertible debentures and money market funds.

     Block  purchases of eligible  securities  may be made at opportune  prices, even  though such  purchases  exceed the number of shares  that,  at the time of purchase, adherence to a market capitalization weighted approach would otherwise require.

                                       8

     Changes  in the  composition  and  relative  ranking  (in  terms of  market capitalization)  of the stocks that are eligible  for  purchase  take place with every trade when the securities markets are open for trading due, primarily,  to price  fluctuations of such  securities.  On at least a semi-annual  basis,  the
Advisor will prepare lists of companies  whose stock is eligible for  investment by  the  Portfolio.  Additional  investments  generally  will  not  be  made  in securities  that have  changed in value  sufficiently  to be  excluded  from the
Advisor's then-current market capitalization  requirement for eligible portfolio securities.  This may result in further  deviation  from  market  capitalization weighting.  Such  deviation  could be  substantial  if a  significant  amount of holdings of the Portfolio  change in value  sufficiently to be excluded from the requirement for eligible  securities,  but not by a sufficient amount to warrant their sale.

     Country  weights  may  be  based  on the  total  market  capitalization  of companies within each country. The calculation of country market  capitalization may take into  consideration  the free  float of  companies  within a country or whether  these  companies  are  eligible to be purchased  by the  Portfolio.  In addition,  to maintain a satisfactory level of  diversification,  the Investment
Committee  may limit or fix the exposure to a particular  country or region to a maximum  proportion  of the assets of the  Portfolio.  Country  weights may also deviate from target weights due to general day-to-day trading patterns and price movements.  As a result,  the weighting of certain countries may vary from their weighting in published international indices.

                                SECURITIES LOANS

     The  Portfolio is  authorized  to lend  securities  to  qualified  brokers, dealers,  banks,  and other  financial  institutions  for the purpose of earning additional  income.  While the Portfolio may earn additional income from lending securities,  such  activity is  incidental  to the  investment  objective of the
Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio's total assets,  which includes the value of collateral  received.
To the extent the  Portfolio  loans a portion of its  securities,  the Portfolio will  receive  collateral  consisting  generally  of  cash  or  U.S.  government securities,  which will be  maintained  by marking to market  daily in an amount equal  to at  least:  (i)  100%  of the  current  market  value  of  the  loaned securities,  with respect to securities of the U.S.  government or its agencies;
(ii) 102% of the current market value of the loaned securities,  with respect to
U.S.  securities;  and (iii)  105% of the  current  market  value of the  loaned securities, with respect to foreign securities. Subject to its stated investment policies,  the  Portfolio  may invest  the  collateral  received  for the loaned securities  in securities  of the U.S.  government  or its agencies,  repurchase agreements  collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated  registered and unregistered money market funds.
For purposes of this  paragraph,  agencies  include both agency  debentures  and agency  mortgage-backed  securities.  In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends,  interest,  or other distributions on the loaned securities.  However, dividend income received from loaned securities may not be eligible to be taxed at  qualified  dividend  income  rates.  See the
Portfolio's  Statement  of  Additional  Information  (the  "SAI")  for a further discussion of the tax consequences  related to securities lending. The Portfolio will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote  proxies  of loaned  securities  if the  Portfolio  knows  that a material event will occur.  In the event of the bankruptcy of the borrower,  the
Fund could experience delay in recovering the loaned  securities or only recover cash or a security of equivalent  value. See "OTHER  RISKS--SECURITIES  LENDING"
for a discussion of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor  serves as investment  advisor to the  Portfolio.  As such, the
Advisor  is  responsible  for the  management  of the  Portfolio's  assets.  The
Portfolio is managed using a team  approach.  The

                                       9

investment  team  includes the  Investment  Committee of the Advisor,  portfolio managers, and trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus,  the Investment Committee has seven members.  Investment  strategies for the Portfolio are set by the Investment Committee,  which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves any changes in regards to authorized  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and sell  programs,  based  on the  parameters  established  by the
Investment Committee.  Karen E. Umland is the portfolio manager that coordinates the  efforts of all other  portfolio  managers  with  respect to the  day-to-day management of the Portfolio and other international equity portfolios managed by the Advisor.

     Ms. Umland is a Senior Portfolio  Manager and Vice President of the Advisor
and a  member  of the  Investment  Committee.  She  received  her BA  from  Yale
University in 1988 and her MBA from the  University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been  responsible for the international  equity funds since 1998. The SAI provides  information  about Ms.
Umland's  compensation,  other accounts managed by Ms. Umland,  and Ms. Umland's ownership of Portfolio shares.

     The Advisor  provides the Portfolio  with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to  obtaining  best price and  execution.  The  Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401.

     The Fund bears all of its own costs and  expenses,  including:  services of its independent registered public accounting firm, legal counsel,  Social Screen
Vendor,  brokerage fees, commissions,  and transfer taxes in connection with the acquisition and disposition of portfolio securities,  taxes, insurance premiums, costs  incidental to meetings of its  shareholders  and  directors,  the cost of filing its  registration  statements  under the federal  securities laws and the
cost  of  any  filings  required  under  state   securities  laws,   reports  to
shareholders,  and  transfer  and  dividend  disbursing  agency,  administrative services,  and custodian fees.  Expenses allocable to a particular  portfolio of the Fund are so allocated.  The expenses of the Fund that are not allocable to a particular  portfolio  are borne by each  portfolio on the basis of its relative net assets or equally.

     The  Advisor  has been  engaged in the  business  of  providing  investment management  services  since May 1981.  The Advisor is  currently  organized as a
Delaware  limited  partnership  and is  controlled  and  operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. Prior to November 3,
2006, the Advisor was named  Dimensional Fund Advisors Inc. and was organized as a Delaware  corporation.  The Advisor  controls  Dimensional  Fund Advisors Ltd.
("DFAL") and DFA Australia Limited ("DFA  Australia").  As of February 29, 2008,
assets under management for all affiliated  advisors totaled  approximately $146 billion.

     For the  management  fee that the  Portfolio  is  expected to incur for the current  fiscal  year,  see  "ANNUAL  FUND  OPERATING  EXPENSES."  A  discussion regarding  the  basis  for  the  Board's  approving  the  investment  management agreement  with respect to the  Portfolio  will be available in future annual or semi-annual reports to shareholders of the Portfolio.

                                       10

Investment Services

     The Advisor has entered into a Sub Advisory  Agreement with each of DFAL (7
Down  Street,  London  W1J 7AJ,  United  Kingdom)  and DFA  Australia  (Level 43
Gateway,  1  MacQuarie  Place,   Sydney,  New  South  Wales  2000,   Australia),
respectively,  with respect to the Portfolio.  Pursuant to the terms of each Sub
Advisory  Agreement,  DFAL  and  DFA  Australia  each  have  the  authority  and responsibility to select brokers and dealers to execute securities  transactions for the  Portfolio.  Each Sub  Advisor's  duties  include the  maintenance  of a trading  desk and the  determination  of the best  and most  efficient  means of executing securities transactions.  On at least a semi-annual basis, the Advisor will review the holdings of the Portfolio and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those  securities  that are eligible for purchase and sale by the  Portfolio and may delegate this task,  subject to its own review,  to DFAL and DFA  Australia.
DFAL and DFA  Australia  maintain  and  furnish to the Advisor  information  and reports on companies in certain markets, including recommendations of securities to be added to the  securities  that are eligible for purchase by the Portfolio, as well as making  recommendations  and  elections  on  corporate  actions.  The
Advisor  pays  DFAL  and DFA  Australia  for the  services  it  provides  to the
Portfolio.   DFAL  is  a  member  of  the  Financial   Services   Authority,   a
self-regulatory organization for investment managers operating under the laws of
England.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Dividends and Distributions.  The Portfolio intends to qualify each year as a regulated  investment  company under the Internal Revenue Code. As a regulated investment  company,  the Portfolio  generally pays no federal income tax on the income and gains it  distributes to you. In general,  the Portfolio  distributes substantially  all net investment income quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards)
annually,  typically in  December.  The  Portfolio  may  distribute  such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate  federal  excise or income taxes on the  Portfolio.  The amount of any distribution  will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date),
unless,   upon  written   notice  to  the  Advisor  and  completion  of  account
information, the shareholder selects one of the options listed below:

     Income  Option--to  receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

     Capital Gains  Option--to  receive capital gains  distributions in cash and income dividends in additional shares at net asset value.

     Cash   Option--to   receive  both  income   dividends   and  capital  gains
distributions in cash.

     Annual Statements.  Every January,  you will receive a statement that shows the tax  status of  distributions  you  received  the  previous  calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

     Avoid "Buying A Dividend." If you are a taxable  investor and invest in the
Portfolio  shortly  before  the  record  date  of a  taxable  distribution,  the distribution will lower the value of the Portfolio's

                                       11

shares by the amount of the distribution  and, in effect,  you will receive some of your investment back in the form of a taxable distribution.

     Tax  Considerations.  Dividends  and  distributions  paid  to a  qualified, tax-deferred  retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition,  the sale or redemption by a tax-deferred  retirement plan of the Portfolio's shares will not be subject to federal income taxes.

     In general,  if you are a taxable  investor,  Portfolio  distributions  are taxable to you at either  ordinary  income or capital  gains tax rates.  This is true whether you reinvest your  distributions in additional  Portfolio shares or receive them in cash.

     For federal  income tax  purposes,  Portfolio  distributions  of short-term capital gains are taxable to you as ordinary income.  Portfolio distributions of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the  Portfolio  may be  qualified  dividend  income  eligible  for  taxation  by individual  shareholders  at  long-term  capital  gains rates  provided  certain holding period requirements are met.

     Sale or Redemption of Portfolio Shares. The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders  who are  subject  to tax.  Capital  gain or loss may be  realized  from an  ordinary redemption of shares or an exchange of shares between two  portfolios.  Any loss incurred on a sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you with respect to such shares.

     Backup  Withholding.  By law, the  Portfolio is required to withhold 28% of taxable dividends, capital gains distributions,  and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification numbers and certain required  certifications.  You may avoid this withholding requirement by providing and certifying on the account  registration form your correct Taxpayer
Identification  Number  and by  certifying  that you are not  subject  to backup withholding  and  are a U.S.  person  (including  a U.S.  resident  alien).  The
Portfolio must also withhold if the IRS instructs it to do so.

     Other. In addition to federal taxes,  shareholders  may be subject to state and local taxes on  distributions  from the  Portfolio  and on gains  arising on redemption or exchange of the Portfolio's shares.

     Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty  tax  rate on  dividends  paid by the  Portfolio,  subject  to a  limited exemption for dividends  designated as capital gain  dividends.  Notwithstanding such exemption,  a non-U.S.  investor is subject to backup withholding at a rate of 28% on dividends,  capital gains distributions,  and redemption proceeds paid to a shareholder  who fails to properly  certify that the  shareholder  is not a
U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

     This discussion of "DIVIDENDS,  CAPITAL GAINS  DISTRIBUTIONS  AND TAXES" is
not intended or written to be used as tax advice.  Prospective  investors should consult the SAI.  Because  everyone's  tax situation is unique,  you should also consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in the Portfolio.

                                       12

                               PURCHASE OF SHARES

Cash Purchases

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolio  generally is available for investment only by institutional  clients, clients of registered  investment advisors,  clients of financial  institutions, and a limited number of certain other investors as approved from time to time by the Advisor ("Eligible Investors"). Eligible Investors include employees, former employees,  shareholders  and directors of the Advisor and the Fund, and friends and family members of such persons.  All  investments are subject to approval by the Advisor,  and all investors  must complete and submit the necessary  account registration  forms in good  order.  The Fund  reserves  the right to reject any initial or  additional  investment  and to suspend the offering of shares of the
Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular trading on the NYSE (normally 1:00 p.m. PST) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc. (DFA International Value ex Tobacco Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of the Portfolio by check should send their check to
DFA  Investment  Dimensions  Group  Inc.  (DFA  International  Value ex  Tobacco
Portfolio), c/o PFPC Inc., P.O. Box 8916, Wilmington, Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission  is charged on shares that are purchased or redeemed  directly from the Fund.  Investors who are clients of investment  advisory  organizations also may be subject to  investment  advisory  fees under their own  arrangements with such organizations.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for  securities  that are eligible for  acquisition by the Portfolio or otherwise  represented  in its  portfolio as described in this  Prospectus or in exchange for local  currencies  in which such  securities  of the  Portfolio are denominated.  Securities and local currencies  accepted by the Fund for exchange and  Portfolio  shares to be issued in the

                                       13

exchange will be valued as set forth under  "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance.  All dividends, interests,  subscription,  or other rights  pertaining to such securities  shall become the  property of the  Portfolio  and must be delivered to the Fund by the investor upon receipt from the issuer.  Investors that desire to purchase shares of the Portfolio with local currencies should first contact the Advisor.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of the same issuer owned by the
Portfolio,  may not  exceed 5% of the net  assets of the  Portfolio  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors  who are subject to federal  taxation  upon the exchange  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     In  addition,   the  nature  of  the   Portfolio's   holdings  may  present
opportunities for a shareholder to engage in a short-term  trading strategy that exploits  possible  delays  between  changes  in the  price  of the  Portfolio's holdings and the reflection of those changes in the  Portfolio's net asset value
(called "arbitrage market timing").  Such delays may occur because the Portfolio has  significant  investments  in  foreign  securities  where,  due to time zone differences, the values of those securities are established some time before the
Portfolio  calculates its net asset value. In such circumstances,  the available market prices for such foreign  securities may not accurately reflect the latest indications  of value at the time the Portfolio  calculates its net asset value.
There is a possibility  that arbitrage market timing may dilute the value of the
Portfolio's  shares if redeeming  shareholders  receive proceeds (and purchasing shareholders  receive shares) based upon a net asset value that does not reflect appropriate fair value prices).

     The Board has adopted a policy (the  "Trading  Policy") and the Advisor and
DFA  Securities  Inc.  (collectively,   "Dimensional")  and  their  agents  have
implemented  the  following  procedures,  which are designed to  discourage  and prevent  market timing or excessive  short-term  trading in the  Portfolio:  (i)
trade activity monitoring and purchase blocking procedures, and (ii) use of fair value pricing.

     The Fund,  Dimensional,  and their agents monitor trades and flows of money into and out of the Portfolio from time to time in an effort to detect excessive short-term  trading  activities,  and for consistent  enforcement of the Trading
Policy.  The Fund  reserves  the  right to take the  actions  necessary  to stop excessive or  disruptive  trading  activities,  including  refusing or canceling purchase or exchange orders for any reason,  without prior notice,  particularly purchase or exchange  orders that the Fund believes are made

                                       14

on behalf of market timers. The Fund, Dimensional,  and their agents reserve the right to restrict, refuse, or cancel any purchase or exchange request made by an investor  indefinitely if the Fund or Dimensional  believes that any combination of trading activity in the accounts is potentially  disruptive to the Portfolio.
In making such judgments,  the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures,  Dimensional  may  consider  an  investor's  trading  history in the
Portfolio, and accounts under common ownership, influence, or control.

     In  addition  to  the  Fund's  general  ability  to  restrict   potentially
disruptive  trading  activity  as  described  above,  the Fund also has  adopted purchase blocking  procedures.  Under the Fund's purchase  blocking  procedures, where  an  investor  has  engaged  in any  two  purchases  and  two  redemptions
(including  redemptions  that  are  part  of an  exchange  transaction)  in  the
Portfolio  in  any  rolling  30  calendar  day  monitoring   period  (i.e.,  two
"round-trips"),  the Fund and  Dimensional  intend  to block the  investor  from making  any  additional  purchases  in the  Portfolio  for 90  calendar  days (a
"purchase  block").  If  implemented,  a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional,  or their agents. The Fund and  Dimensional  are  permitted  to  implement  a  longer  purchase  block,  or permanently  bar future  purchases by an investor,  if they determine that it is appropriate.

     Under the Fund's purchase blocking procedures,  the following purchases and redemptions  will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each  transaction  of less than $5,000;  (ii) purchases and redemptions by U.S. registered investment companies that operate as funds of funds pursuant to Section 12(d)(1)(G) of the Investment Company Act of 1940 (the
"1940 Act") or an SEC exemptive  order, and non-U.S.  investment  companies that operate  as  funds  of funds  (subject  to  monitoring  by  Dimensional);  (iii)
purchases and redemptions by a feeder portfolio of a master fund's shares;  (iv)
systematic or automated  transactions where the shareholder,  financial advisor, or investment  fiduciary  does not exercise  direct  control over the investment decision;  (v)  retirement  plan  contributions,  loans,  loan  repayments,  and distributions  (including  hardship  withdrawals)  identified  as  such  in  the retirement plan  recordkeeper's  system;  (vi) purchase  transactions  involving
transfers   of   assets,    rollovers,    Roth   IRA   conversions,    and   IRA
recharacterizations;  (vii)  purchases  of shares with  Portfolio  dividends  or capital gain  distributions;  (viii)  transfers  and  reregistrations  of shares within the Portfolio;  and (ix) transactions by 529 Plans.  Notwithstanding  the
Fund's purchase  blocking  procedures,  all transactions in Portfolio shares are subject  to the  right of the  Fund  and  Dimensional  to  restrict  potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

     The Fund,  Dimensional,  or their  designees have the ability,  pursuant to
Rule  22c-2  under  the  1940  Act,  to  request   information   from  financial
intermediaries,  such  as  401(k)  plan  administrators,   trust  companies  and
broker-dealers (together, "Intermediaries"), concerning trades placed in omnibus and other multi-investor  accounts (together,  "Omnibus Accounts"),  in order to attempt to monitor  trades  that are placed by the  underlying  shareholders  of these Omnibus Accounts. The Fund, Dimensional,  and their designees will use the information  obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify  shareholders in Omnibus Accounts engaged in trading that is  inconsistent  with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional, or their designees, when they detect trading patterns in shares of the Portfolio  (or other  portfolios of the Fund) that may constitute short-term or excessive trading, will provide written instructions to the  Intermediary  to restrict or prohibit  further  purchases  or  exchanges of shares of the Portfolio (and other portfolios of the Fund) by a shareholder that has been identified as having engaged in excessive or short-term transactions in the  Portfolio's  shares  (directly  or  indirectly  through the  Intermediary's account) that violate the Trading Policy.

     The  ability  of the Fund and  Dimensional  to  impose  these  limitations, including  the purchase  blocking  procedures,  on investors  investing  through
Intermediaries is dependent on the receipt of information  necessary to identify transactions by the underlying  investors and the Intermediary's  cooperation in implementing  the  Trading  Policy.  Investors  seeking  to engage in  excessive short-term  trading  practices  may  deploy a  variety  of  strategies  to avoid detection,  and  despite  the  efforts  of the Fund and  Dimensional  to prevent excessive short-term trading,  there is no assurance that the Fund,  Dimensional or their agents will be able to identify  those  shareholders  or curtail  their trading  practices.  The ability of the Fund,  Dimensional  and their  agents to detect  and  limit  excessive  short-term  trading  also  may be  restricted  by operational systems and technological limitations.

     The purchase  blocking  procedures  of the Trading  Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries  have not adopted procedures to implement this Policy. The
Fund and Dimensional will work with  Intermediaries  to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and
Dimensional  determine are reasonably  designed to achieve the objective of this
Trading  Policy.  At  the  time  the  Intermediaries   adopt  these  procedures,
shareholders  whose  accounts  are on the books of such  Intermediaries  will be subject to the Trading Policy's purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking  procedures.
Investors that invest in the Portfolio  through an  Intermediary  should contact the  Intermediary  for  information  concerning the policies and procedures that apply to the investors.

     As of the date of this Prospectus,  the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors, and the ability of the Fund and Dimensional to monitor trades through  Omnibus  Accounts maintained by  Intermediaries,  may be restricted due to systems  limitations of both the Fund's service providers and the Intermediaries.  The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures  (subject to the limitations  described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940
Act.

     In  addition,  the  purchase  blocking  procedures  will  not  apply  to  a redemption  transaction in which the Portfolio  distributes portfolio securities to a shareholder  in-kind,  where the redemption  will not disrupt the efficient portfolio  management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in the Portfolio may occur.

                               VALUATION OF SHARES

Net Asset Value

     The net asset value per share of the  Portfolio is  calculated on days that the NYSE is open for trading.  The net asset value per share of the Portfolio is calculated after the close of the NYSE (normally,

                                       16

1:00 p.m. PT) by dividing the
total  value  of  the  Portfolio's   investments  and  other  assets,  less  any
liabilities,  by the total outstanding shares of the stock of the Portfolio. The
Portfolio  generally  calculates  its net asset  value  per  share  and  accepts purchase and redemption orders on days that the NYSE is open for trading.  Note:
The time at which  transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of the  Portfolio  will  fluctuate  in  relation to its investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws and  procedures  adopted  by the  Board,  and generally, as described below.

     Securities held by the Portfolio  (including  over-the-counter  securities)
are valued at the last  quoted  sales price of the day.  Securities  held by the
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP"). If there is no last reported sales price or NOCP of the day, the
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of the  securities and other assets of the Portfolio for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable, are determined in good faith at fair value in accordance  with  procedures  adopted by the Board of the Fund.
Fair value pricing also may be used if events that have a significant  effect on the value of an investment  (as  determined in the  discretion of the Investment
Committee of the Advisor) occur before the net asset value is  calculated.  When fair value pricing is used,  the prices of securities  used by the Portfolio may differ  from the quoted or  published  prices for the same  securities  on their primary markets or exchanges.

     The  Portfolio  will also fair value price in the  circumstances  described below. Generally, trading in foreign securities markets is completed each day at various  times  prior to the  close of the NYSE.  For  example,  trading  in the
Japanese  securities  markets  is  completed  each day at the close of the Tokyo
Stock Exchange  (normally,  11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed.  Due to the time differences  between the closings of the relevant foreign  securities  exchanges and the time the Portfolio prices its shares at the close of the NYSE,  the Portfolio  will fair value its foreign investments  when it is determined  that the market  quotations  for the foreign investments  are either  unreliable  or not  readily  available.  The fair value prices  will  attempt  to  reflect  the  impact of the U.S.  financial  markets'
perceptions and trading activities on the Portfolio's  foreign investments since the last closing  prices of the foreign  investments  were  calculated  on their primary foreign securities markets or exchanges.  For these purposes,  the Board has determined that movements in relevant  indices or other  appropriate  market indicators,  after the close of the Tokyo  Stock  Exchange  or the London  Stock
Exchange,  demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently,  fair  valuation of portfolio  securities may occur on a daily basis.  The fair value pricing by the  Portfolio  utilizes data furnished by an  independent  pricing  service (and that data draws upon,  among other  information,  the market values of foreign  investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the
Portfolio.  When the Portfolio uses fair value pricing,  the values  assigned to the Portfolio's foreign investments may not be the quoted or published prices of the  investments on their primary  markets or exchanges.  The Board monitors the operation  of the  method  used to fair  value  price  the  Portfolio's  foreign investments.

                                       17

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if it were to sell the security at approximately  the time at which the
Portfolio  determines  its net asset value per share.  As a result,  the sale or redemption by the  Portfolio of its shares at net asset value,  at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     The net asset value per share of the Portfolio is expressed in U.S. dollars by translating the net assets of the Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally  recognized  reliable sources.  Since the  Portfolio  owns  securities  that are  primarily  listed on foreign  exchanges which may trade on days when the Portfolio does not price its shares,  the  net  asset  value  of  the  Portfolio  may  change  on  days  when shareholders will not be able to purchase or redeem shares.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's  funds by the custodian.  The transfer agent or the Fund may appoint, from time to time,  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase orders,  redemption  orders, and funds  from  certain  investors.  Intermediaries,  in turn,  are  authorized  to designate other financial  intermediaries  ("Sub-designees") to receive purchase and redemption orders for the Portfolio's shares from investors. With respect to such  investors,  the  shares of the  Portfolio  will be  priced  at the  public
offering  price   calculated   after  receipt  of  the  purchase  order  by  the
Intermediary  or  Sub-designee,  as  applicable,  that is  authorized to receive purchase  orders.  If the  investor  buys  shares  through  an  Intermediary  or
Sub-designee,  the  purchase  price  will  be the  public  offering  price  next calculated after the Intermediary or Sub-designee,  as applicable,  receives the order,  rather than on the day the  custodian  receives the  investor's  payment
(provided that the Intermediary or Sub-designee, as applicable, has received the investor's  purchase order in good order, and the investor has complied with the
Intermediary's or Sub-designee's  payment  procedures).  No reimbursement fee or sales  charge is imposed on  purchases.  If an order to purchase  shares must be canceled due to  non-payment,  the purchaser  will be  responsible  for any loss incurred by the Portfolio  arising out of such  cancellation.  The Fund reserves the right to redeem  shares  owned by any  purchaser  whose order is canceled to recover any  resulting  loss to the  Portfolio  and may prohibit or restrict the manner in which such purchaser may place further orders.

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed  exchange and then sending a letter of  instruction  to:
DFA Investment  Dimensions Group Inc. Letters of instruction  regarding exchange of shares may be mailed to the following address:

                      DFA Investment Dimensions Group Inc.
                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

                                       18

     Exchanges are accepted only into those portfolios that are eligible for the exchange privilege.  Investors should contact their financial advisor for a list of those portfolios that accept exchanges.

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding  the  portfolios  available  for exchanges and to request copies of the prospectuses of such portfolios.  Shareholders  that invest in the
Portfolio  through a  financial  intermediary  should  contact  their  financial intermediary for information regarding exchanges.  There is no fee imposed on an exchange.  However,  the Fund reserves the right to impose an administrative fee in order to cover the costs  incurred in  processing  an exchange.  Any such fee will be disclosed in the Prospectus.  An exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the transaction.  The Fund  reserves the right to revise or  terminate  the exchange privilege,  limit the amount of or reject  any  exchange,  or waive the  minimum amount requirement as deemed necessary, at any time.

     Investors in the Portfolio also may exchange all or part of their Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request copies of the prospectuses of portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, any proposed exchange is subject to the approval of the Advisor.  Such  approval  will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that  shareholder;  (iii) the nature of the  underlying  securities and the cash position  of  the  portfolios  involved  in  the  proposed  exchange;  (iv)  the transaction costs involved in processing the exchange;  and (v) the total number of redemptions by exchange  already made out of the Portfolio.  Excessive use of the exchange  privilege is defined as any pattern of exchanges among  portfolios by an investor that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  Portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem  shares of the Portfolio  must first contact the Advisor at (310) 395-8005.  Shareholders who invest in the Portfolio through a financial  intermediary should contact their financial  intermediary regarding redemption  procedures.  The Portfolio will redeem shares at the net asset value of  such  shares  next  determined,  after  receipt  of a  written  request  for redemption  in good order,  by the transfer  agent (or by an  Intermediary  or a
Sub-designee,  if  applicable).  "Good  order"  means that the request to redeem shares must include all  necessary  documentation,  to be received in writing by the  Advisor no later than the close of  regular  trading on the NYSE  (normally
1:00 p.m. PT),  including but not

                                       19

limited to: a letter of instruction or a stock
assignment  specifying  the  number of shares or dollar  amount to be  redeemed, signed by all registered owners (or authorized  representatives  thereof) of the shares; and if the Fund does not have on file the authorized  signatures for the account,  proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor  institution;  and any other required  supporting legal documents.  A signature  guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing agency or savings association who are participants  in a  medallion  program  recognized  by the  Securities  Transfer
Association.  The three recognized  medallion  programs are Securities  Transfer
Agents Medallion Program (STAMP),  Stock Exchanges Medallion Program (SEMP), and
New York Stock  Exchange,  Inc.  Medallion  Signature  Program (MSP).  Signature
guarantees that are not a part of these programs will not be accepted.

     Shareholders  redeeming  shares who have authorized  redemption  payment by wire in writing,  may request that redemption  proceeds be paid in federal funds wired to the bank they have  designated in writing.  The Fund reserves the right to send  redemption  proceeds  by check in its  discretion;  a  shareholder  may request overnight  delivery of such check at the  shareholder's own expense.  If the  proceeds  are wired to the  shareholder's  account  at a bank that is not a member of the Federal  Reserve  System,  there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time
to  suspend  or  terminate  the  redemption  by  wire   procedure   after  prior
notification to shareholders.  No fee is charged for redemptions. The redemption of all shares in an account  will  result in the  account  being  closed.  A new
Account Registration Form will be required for future investments. See "PURCHASE
OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase  have  been,  or will be,  collected,  which  may take up to ten  days.
Investors  may avoid this delay by  submitting a certified  check along with the purchase order.

Redemption of Small Accounts

     With  respect to the  Portfolio,  the Fund  reserves the right to redeem an account if the value of the shares in the  Portfolio  is $500 or less because of redemptions.  Before the Fund involuntarily  redeems shares from such an account and sends the proceeds to the shareholder,  the Fund will give written notice of the  redemption  to the  shareholder  at least sixty days before the  redemption date. The  shareholder  will then have sixty days from the date of the notice to make an  additional  investment in order to bring the value of the shares in the account  for  the  Portfolio  to more  than  $500  and  avoid  such  involuntary redemption. The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the  account at the close of business on the  redemption  date.  The right to redeem small accounts  applies to accounts  established with the Fund's transfer agent.

In-Kind Redemptions

     When in the best  interests  of the  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities laws and regulations  governing  mutual funds in accordance with Rule
18f-1 under the 1940 Act. The  Portfolio  also  reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur brokerage  charges and other  transaction costs in selling such securities and converting such currencies to dollars. Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

                                       20

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose  up to its 25  largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the  most  recent  month-end,  online  at the  Advisor's  public  website,
www.dimensional.com,  within 20 days after the end of each month.  The Portfolio also generally will disclose its complete  portfolio  holdings  (other than cash and cash equivalents),  as of month-end, online at the Advisor's public website, three months  following the month-end.  Please consult the SAI for a description of the other  policies and  procedures  that govern  disclosure of the portfolio holdings by the Portfolio.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

     To eliminate  duplicate  mailings and reduce  expenses,  the  Portfolio may deliver a single copy of certain shareholder documents,  such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are  registered in different  names.  This practice is known as
"householding." The Portfolio will not household personal information documents, such as account  statements.  If you do not want the mailings of these documents to be combined  with those of other  members of your  household,  please call us collect  at (310)  395-8005.  We will  begin  sending  individual  copies of the shareholder documents to you within 30 days of receiving your request.

                                       21

                                SERVICE PROVIDERS

 ------------------------------------------------------------------------------

           Investment Advisor
                                                            Custodian
      DIMENSIONAL FUND ADVISORS LP
            1299 Ocean Avenue                            CITIBANK, N.A.
         Santa Monica, CA 90401                          111 Wall Street
        Tel. No. (310) 395-80050                       New York, NY 10005
 -------------------------------------------------------------------------------

         Investment Sub-Advisor
                                                  Accounting Services, Dividend
     DIMENSIONAL FUND ADVISORS LTD.               Disbursing, and Transfer Agent
              7 Down Street
              London W1J7AJ                                 PFPC INC.
             United Kingdom                           400 Bellevue Parkway
         Tel. No. (20) 7016-4500                      Wilmington, DE 19809
 -------------------------------------------------------------------------------

         Investment Sub-Advisor
                                                          Legal Counsel
          DFA AUSTRALIA LIMITED
            Level 43 Gateway               STRADLEY, RONON, STEVENS & YOUNG, LLP
            1 MacQuarie Place                       2600 One Commerce Square
      Sydney, New South Wales 2000                 Philadelphia, PA 19103-7098
                Australia
        Tel. No. (612) 8 336-7100
 -------------------------------------------------------------------------------

 Independent Registered Public
        Accounting Firm
       PRICEWATERHOUSECOOPERS LLP                     Social Screen Vendor
           Two Commerce Square
               Suite 1700                        KLD RESEARCH & ANALYTICS, INC.
           2001 Market Street                     250 Summer Street, 4th Floor
       Philadelphia, PA 19103-7042                      Boston, MA 02210
 -------------------------------------------------------------------------------

                                       22

Other Available Information

You  can  find  more  information  about  the  Fund  and  the  Portfolio  in the
Portfolio's SAI and the Fund's Annual and Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available for the
Portfolio.

Request free copies from:

o    Your investment  advisor - if you are a client of an investment advisor who has invested in the Portfolio on your behalf.

o    The  Fund  -  if  you  represent  an  institutional  investor,   registered
     investment  advisor or other  qualifying  investor.  Call  collect at (310)
     395-8005.

o    Access them on our website at http://www.dimensional.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                                                                  RRD 062308-021

                  DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                      DFA Investment Dimensions Group Inc.

                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 23, 2008

     This statement of additional  information  ("SAI") relates to the shares of
DFA International Value ex Tobacco Portfolio (the "Portfolio") of DFA Investment
Dimensions Group Inc. (the "Fund"), an open-end management investment company.

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Prospectus of the Portfolio,  dated June 23, 2008, as amended from time to time.
As of June 23, 2008,  the  Portfolio  had not yet  commenced  operations,  so no financial information is shown for the Portfolio in the Fund's annual report for the fiscal year ended  November  30,  2007.  The  Prospectus  can be obtained by writing  to the Fund at the above  address  or by  calling  the above  telephone number.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the
Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     Dimensional Fund Advisors LP (the "Advisor")  serves as investment  advisor to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled  and operated by its general  partner,  Delaware  Holdings Inc., a
Delaware corporation.

     The  Portfolio  is  diversified  under  the  federal  securities  laws  and regulations.

     Because the structure of the Portfolio is based on the relative market capitalizations  of eligible  holdings,  it is possible that the Portfolio might include at least 5% of the outstanding voting securities of one or more issuers.
In such  circumstances,  the Portfolio and the issuer would be deemed affiliated
persons  and  certain   requirements  under  the  federal  securities  laws  and
regulations  regulating dealings between mutual funds and their affiliates might become applicable.  However, based on the present  capitalizations of the groups of companies  eligible for inclusion in the Portfolio and the anticipated amount of the Portfolio's assets intended to be invested in such securities, management does not anticipate  that the Portfolio will include as much as 5% of the voting securities of any issuer.

                             BROKERAGE TRANSACTIONS

     Portfolio  transactions  will be placed with a view to  receiving  the best price and execution.  In addition,  the Advisor will seek to acquire and dispose of securities in a manner that would cause as little  fluctuation  in the market prices of stocks being purchased or sold as possible in light of the size of the transactions  being  effected,  and brokers will be selected with these goals in view. The Advisor  monitors the performance of brokers that effect  transactions for the Portfolio to determine  the effect that the brokers'  trading has on the market prices of the securities in which the Portfolio invests. The Advisor also checks the rate of  commission  being paid by the  Portfolio  to its  brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research, such as reports concerning individual issuers,  industries, and general  economic and financial  trends,  and other research  services.  The
Investment  Advisory Agreement of the Portfolio permits the Advisor knowingly to pay  commissions  on these  transactions  that are greater than another  broker, dealer,  or  exchange  member  might  charge  if the  Advisor,  in  good  faith, determines that the commissions  paid are reasonable in relation to the research or brokerage  services  provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management.  Research  services  furnished by brokers through whom  securities  transactions  are  effected  may be  used  by the  Advisor  in servicing  all of its  accounts  and not all  such  services  may be used by the
Advisor with respect to the Portfolio.

     Subject to obtaining best price and execution,  transactions  may be placed with  brokers  that  have  assisted  in the sale of Fund  shares.  The  Advisor, however,  pursuant to policies and procedures approved by the Board of Directors of the Fund,  is  prohibited  from  selecting  brokers and dealers to effect the
Portfolio's  portfolio securities  transactions based (in whole or in part) on a broker's or dealer's  promotion or sale of shares issued by the Portfolio or any other registered investment companies.

     ECNs,  such as  Instinet,  are  electronic  information  and  communication
networks  whose  subscribers   include  most  market  makers  as  well  as  many
institutions.  Such ECNs charge a  commission  for each trade  executed on their systems.  For example, on any given trade, the Portfolio,  by trading through an
ECN,  could  pay a spread to a dealer  on the  other  side of the  trade  plus a commission  to the  ECN.  However,  placing  a buy  (or  sell)  order  on an ECN communicates to many  (potentially  all) market makers and institutions at once.
This can create a more  complete  picture of the  market and thus  increase  the likelihood  that the Portfolio  can effect  transactions  at the best  available prices.

     Because the Portfolio had not commenced investment  operations prior to the date of this SAI, the Portfolio has not incurred any brokerage  commissions that are required to be reported.

                                       1

                             INVESTMENT LIMITATIONS

     The  Portfolio  has  adopted  certain  limitations  that may not be changed without the approval of a majority of the outstanding  voting  securities of the
Portfolio.  A  "majority"  is  defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting,  if the holders of more than 50% of the  outstanding  voting  securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding  voting securities of such Portfolio.

     The Portfolio will not:

     (1)  purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Portfolio from investing in issuers that invest,  deal, or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein;

     (2)  purchase or sell physical commodities, unless acquired as a result of  ownership  of  securities  or  other  instruments  and  provided  that  this restriction  does not  prevent  the  Portfolio  from  engaging  in  transactions involving  futures contracts and options thereon or investing in securities that are secured by physical commodities;

     (3)  make  loans to other persons,  except:  (a) through the lending of its  portfolio  securities;  (b) through the purchase of debt  securities,  loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objective and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (4)  purchase  the  securities  of any one issuer  (other than the U.S.
government  or any of its agencies or  instrumentalities  or securities of other investment  companies) if immediately  after such investment (a) more than 5% of the value of the  Portfolio's  total  assets would be invested in such issuer or
(b) more than 10% of the outstanding  voting  securities of such issuer would be owned by the  Portfolio,  except that up to 25% of the value of the  Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

     (5)  borrow  money,  except  that it may:  (a)  borrow  from  banks (as defined  in the 1940 Act) or other  financial  institutions  in amounts up to 33
1/3% of its total assets (including the amount borrowed),  and (b) to the extent permitted by applicable  law,  borrow up to an additional 5% of its total assets for temporary purposes;

     (6)  issue  senior securities (as such term is defined in Section 18(f)
of the 1940 Act), except to the extent permitted under the 1940 Act;

     (7)  engage  in the  business  of  underwriting  securities  issued  by others; or

     (8)  concentrate (invest more than 25% of its net assets) in securities of issuers in a particular  industry (other than securities issued or guaranteed by the U.S.  government or any of its agencies or securities of other investment companies).

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With respect to the  investment  limitation  described  in 5(a) above,  the
Portfolio  will  maintain  asset  coverage of at least 300% (as described in the
1940 Act),  inclusive of any amounts  borrowed.  With respect to the  investment limitation described in 5(b) above, the Portfolio will segregate assets to cover the amounts  borrowed by the Portfolio.  The Portfolio does not currently intend to borrow money for investment purposes.

     In applying the investment limitation described in (8) above, the Portfolio will look through to the security holdings of any investment company in which it invests that concentrates its assets in a particular industry.

                                       2

     The  Portfolio  may  acquire and sell  forward  foreign  currency  exchange contracts  in order to hedge  against  changes  in the level of future  currency rates.  Such  contracts  involve an  obligation  to  purchase or sell a specific currency at a future date at a price set in the contracts.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns,  and does not include assets that the Portfolio does not own but over which it has effective control. For example, when applying a percentage  investment limitation that is based on total assets, the  Portfolio  will exclude  from its total assets those assets that  represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply only as of the time that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change  in  the  percentage  of  the  Portfolio's  assets  invested  in  certain securities or other  instruments  resulting  from market  fluctuations  or other changes in the  Portfolio's  total  assets  will not require  the  Portfolio  to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different  ratings to the same security,  the
Advisor will  determine  which  rating the Advisor  believes  best  reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                FUTURES CONTRACTS

     The  Portfolio may use futures  contracts and options on futures  contracts for non-hedging  purposes as a substitute for direct  investment or to allow the
Portfolio to remain fully invested while  maintaining the liquidity  required to pay redemptions.

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of defined  securities at a specified future time and at a specified  price.  Futures  contracts that are  standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  The Portfolio  will be required to make a margin  deposit in cash or government  securities with a futures commission merchant (an "FCM") to initiate and maintain positions in futures contracts. Minimal initial margin requirements are  established  by  the  futures  exchanges  and  FCMs  may  establish  margin requirements  that are higher than the  exchange  requirements.  After a futures contract  position  is  opened,  the value of the  contract  is marked to market daily. If the futures  contract price changes,  to the extent that the margin on deposit does not satisfy margin requirements,  payment of additional "variation"
margin  to be held by the FCM will be  required.  Conversely,  reduction  in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial account of the Portfolio.  Variation margin payments may be made to and from the futures broker for as long as the contract remains open.
The  Portfolio  expects to earn  income on its margin  deposits.  The  Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging  activity (as defined in Commodity  Futures Trading
Commission  ("CFTC")  General  Regulations  Section  1.3(z)):  (i) the aggregate initial  margin and premiums paid to establish  commodity  futures and commodity option contract  positions  (determined at the time the most recent position was established)  do not  exceed  5% of the  liquidation  value  of the  Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts the Portfolio has entered into (provided that, in the case of an option that is in-the-money at the time of purchase,  the in-the-money amount may be excluded in calculating  such 5%  limitation),  or (ii) the aggregate net
"notional  value"  (i.e.,  the size of a commodity  futures or commodity  option contract in contract units (taking into account any multiplier  specified in the contract),  multiplied by the current  market price (for a futures  contract) or strike  price  (for an  option  contract)  of each such  unit) of all  non-hedge commodity  futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established)  does not exceed the  liquidation  value of the Portfolio's  portfolio,  after taking into account  unrealized profits and unrealized losses on any such contracts that the
Portfolio has entered into.

     Positions in futures  contracts  may be closed out only on an exchange that provides a secondary  market.  However,  there can be no assurance that a liquid secondary market will exist for any particular  futures contract at any specific time.  Therefore,  it might not be possible to close a futures  position and, in the event of  adverse  price  movements,  the  Portfolio  would  continue  to be required  to make  variation  margin  deposits.  In such  circumstances,  if the
Portfolio has insufficient  cash, it might have to sell portfolio  securities to meet daily margin  requirements at a time when it might be disadvantageous to do
so.  Management  intends to minimize the  possibility  that it will be

                                       3

unable to close out a futures  contract by only  entering  into futures that are traded on national futures  exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Securities and Exchange
Commission  (the  "SEC")  and  interpretations  of the  staff  of the  SEC,  the
Portfolio (or its custodian) is required to maintain  segregated  accounts or to segregate assets through notations on the books of the custodian,  consisting of liquid  assets  (or,  as  permitted  under  applicable  regulations,  enter into offsetting  positions) in connection with its futures  contract  transactions in
order  to  cover  its  obligations   with  respect  to  such  contracts.   These
requirements are designed to limit the amount of leverage that the Portfolio may use by entering into future transactions.

                      FORWARD FOREIGN CURRENCY TRANSACTIONS

     The  Portfolio  may  acquire and sell  forward  foreign  currency  exchange contracts in order to protect against uncertainty in the level of future foreign currency  exchange  rates.  The  Portfolio  will  conduct its  foreign  currency exchange  transactions  either  on a spot  (i.e.,  cash)  basis at the spot rate prevailing in the foreign  currency  exchange  market,  or through entering into forward  contracts to purchase or sell  foreign  currencies.  A forward  foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date,  which may be any fixed number of days  (usually less than one year) from the date of the contract  agreed upon by the  parties,  at a price  set at the  time of the  contract.  These  contracts  are  traded  in the interbank  market  conducted  directly between traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit  requirement,  and no  commissions  are charged at any stage for trades.
Although foreign  exchange  dealers do not charge a fee for conversion,  they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

     The  Portfolio  may enter into a forward  contract in  connection  with the purchase or sale of foreign equity securities, typically to "lock in" the value of the  transaction  with  respect to a different  currency.  In  addition,  the
Portfolio  may,  from time to time,  enter into a forward  contract  to transfer balances from one currency to another currency.

                            CASH MANAGEMENT PRACTICES

     The Portfolio engages in cash management  practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other securities, payment of redemptions, or in other circumstances where the
Advisor believes liquidity is necessary or desirable. For example, the Portfolio may make cash  investments  for temporary  defensive  purposes during periods in which market, economic, or political conditions warrant.

     The  Portfolio  may invest cash in  short-term  repurchase  agreements.  In addition, the Portfolio may invest a portion of its assets,  ordinarily not more than 20%,  in money  market  instruments,  debt  securities  that at the time of purchase have an investment  grade rating by a rating agency or are deemed to be investment  grade by the  Advisor,  freely  convertible  currencies,  shares  of affiliated  and  unaffiliated  registered and  unregistered  money market funds, index futures contracts, and options thereon. Investments in money market mutual funds may involve a duplication of certain fees and expenses.  The 20% guideline is not an absolute limitation,  but the Portfolio does not expect to exceed this guideline under normal circumstances.

                              EXCHANGE TRADED FUNDS

     The  Portfolio  also may  invest  in  exchange-traded  funds  ("ETFs")  and similarly  structured pooled  investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.  An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment.  ETFs,  which may be actively or passively  managed,  are traded similarly to a publicly traded company. The risks and costs of investing in ETFs are similar to those of investing in a publicly traded  company.  The goal of an
ETF is to correspond  generally to the price and yield performance,  before fees and expenses,  of its underlying index. The risk of not correlating to the index is an additional risk to the investors in ETFs. When the Portfolio invests in an
ETF,  shareholders  of the  Portfolio  bear  their  proportionate  share  of the underlying ETF's fees and expenses.  ETFs

                                       4

in which the Portfolio  invests are not subject to, though they may incorporate, the Portfolio's Social Criteria. (See the Portfolio's Prospectus for information regarding the Portfolio's Social Criteria.)

                             CONVERTIBLE DEBENTURES

     The Portfolio may invest up to 5% of its assets in  convertible  debentures issued by  non-U.S.  companies  located  in  countries  where the  Portfolio  is permitted to invest.  Convertible  debentures  include corporate bonds and notes that may be converted into or exchanged for common stock.  These  securities are generally  convertible either at a stated price or a stated rate (that is, for a specific  number of shares of common  stock or other  security).  As with  other fixed income  securities,  the price of a  convertible  debenture to some extent varies  inversely with interest  rates.  While  providing a fixed-income  stream
(generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords  the  investor  an  opportunity,  through  its  conversion  feature,  to participate  in the  capital  appreciation  of the  common  stock into which the debenture is  convertible.  As the market price of the  underlying  common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying  common stock  increases, the price of a convertible  debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolio may be required to pay for a convertible  debenture an amount in excess of the value of the  underlying  common stock.  Common stock  acquired by the Portfolio  upon conversion of a convertible  debenture will generally be held for as long as the
Advisor  anticipates  such stock will provide the Portfolio  with  opportunities that are consistent with the Portfolio's investment objective and policies.

                             DIRECTORS AND OFFICERS

Directors

     The  Board  of  Directors  of  the  Fund  ("Board")  is   responsible   for
establishing the Fund's policies and for overseeing the management of the Fund.

     The  Board  has  two  standing  committees,  the  Audit  Committee  and the
Portfolio   Performance   and  Service  Review   Committee   (the   "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee of the Board  oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were four Audit  Committee  meetings  for the Fund held  during the fiscal year ended
November 30, 2007.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolio,  and reviews the  performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

                                       5

Disinterested Directors

--------------------- ----------- ----------- -------------------------------------- ----------------- ----------------
                                  Term of
                                  Office(1)                                             Portfolios          Other
                                  and                                                 within the DFA    Directorships
 Name, Address and                Length of           Principal Occupation           Fund Complex(2)      of Public
        Age            Position    Service             During Past 5 Years               Overseen      Companies Held
--------------------- ----------- ----------- -------------------------------------- ----------------- ----------------
George M.             Director    Since 1983
Constantinides                                Leo Melamed Professor of Finance,      92 portfolios
Graduate School of                            Graduate School of Business,           in 4 investment
Business,                                     University of Chicago.                 companies
University of
Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 60
--------------------- ----------- ----------- -------------------------------------- ----------------- ----------------
John P. Gould         Director    Since 1986                                                           Trustee,
Graduate School of                            Steven G.  Rothmeier Distinguished     92 portfolios     Harbor Fund
Business,                                     Service Professor of Economics,        in 4 investment   (registered
University of                                 Graduate School of Business,           companies         investment
Chicago                                       University of Chicago (since 1965).                      company) (14
5807 S. Woodlawn                              Member of the Board of Milwaukee                         Portfolios)
Avenue                                        Insurance Company (since 1997).                          (since 1994).
Chicago, IL 60637                             Member Competitive Markets Advisory
Age: 69                                       Committee, Chicago Mercantile
                                              Exchange (futures trading exchange)
                                              (since 2004).  Formerly, Director of
                                              UNext Inc. (1999 - 2006).  Formerly,
                                              Senior Vice President, Lexicon Inc.
                                              (economics, law, strategy, and
                                              finance consulting) (1994 - 2004).
                                              Formerly, President, Cardean
                                              University (division of UNext) (1999
                                              - 2001).
--------------------- ----------- ----------- -------------------------------------- ----------------- ----------------
Roger G. Ibbotson     Director    Since 1981
Yale School of                                Professor in Practice of Finance,      92 portfolios
Management                                    Yale School of Management (since       in 4 investment
P.O. Box 208200                               1984).  Director, BIRR Portfolio       companies
New Haven, CT                                 Analysis, Inc. (software products)
06520-8200                                    (since 1990).  Consultant to
Age: 64                                       Morningstar, Inc. (since 2006).
                                              Chairman, CIO and Partner, Zebra
                                              Capital Management, LLC (hedge fund
                                              manager) (since 2001).  Formerly,
                                              Chairman, Ibbotson Associates, Inc.,
                                              Chicago, IL (software, data,
                                              publishing and consulting) (1977 -
                                              2006).
--------------------- ----------- ----------- -------------------------------------- ----------------- ----------------
Robert C. Merton      Director    Since 2003                                                           Director,
Harvard Business                              John and Natty McArthur University     92 portfolios     Vical
School                                        Professor, Graduate School of          in 4 investment   Incorporated
353 Baker Library                             Business Administration, Harvard       companies         (biopharmaceutical
Soldiers Field                                University (since 1998).  George                         product
Boston, MA 02163                              Fisher Baker Professor of Business                       development)
Age: 63                                       Administration, Graduate School of                       (since 2002).
                                              Business Administration, Harvard
                                              University (1988-1998).  Co-founder,
                                              Chief Science Officer and Director,
                                              Trinsum Group, a successor to
                                              Integrated Finance Limited
                                              (investment banking advice and
                                              strategic consulting) (since 2002).
                                              Director, MFRisk, Inc. (risk
                                              management software) (since 2001).
                                              Director, Peninsula Banking Group
                                              (bank) (since 2003).  Director,
                                              Community First Financial Group
                                              (bank holding company) (since
                                              2003).  Advisory Board Member, Alpha
                                              Simplex Group (hedge fund)
                                              (2001-2007).  Member Competitive
                                              Markets Advisory Council, Chicago
                                              Mercantile Exchange (futures trading
                                              exchange) (since 2004).  Formerly,
                                              Advisory Board Member, NuServe
                                              (insurance software) (2001-2003).
--------------------- ----------- ----------- -------------------------------------- ----------------- ----------------
Myron S. Scholes      Director    Since 1981                                                           Director,
Platinum Grove                                Frank E.  Buck Professor Emeritus of   92 portfolios     American
Asset Management,                             Finance, Stanford University (since    in 4 investment   Century Fund
L.P.                                          1981).  Chairman, Platinum Grove       companies         Complex
Reckson Executive                             Asset Management L.P.  (hedge fund)                      (registered
Park                                          (formerly, Oak Hill Platinum                             investment
1100 King Street                              Partners) (since 1999).  Formerly,                       companies) (37
Building 4                                    Managing Partner, Oak Hill Capital                       Portfolios)
Rye Brook, NY 10573                           Management (private equity firm)                         (since 1981);
Age: 66                                       (until 2004).  Director, Chicago                         and Director,
                                              Mercantile Exchange (since 2001).                        Chicago
                                                                                                       Mercantile
                                                                                                       Exchange
                                                                                                       Holdings Inc.
                                                                                                       (since 2000).

                                       6

--------------------- ----------- ----------- -------------------------------------- ----------------- ----------------
Abbie J. Smith        Director    Since 2000                                                           Director, HNI
Graduate School of                            Boris and Irene Stern Professor of     92 portfolios     Corporation
Business,                                     Accounting, Graduate School of         in 4 investment   (formerly
University of                                 Business, University of Chicago        companies         known as HON
Chicago                                       (since 1980).  Formerly, Marvin                          Industries
5807 S. Woodlawn                              Bower Fellow, Harvard Business                           Inc.) (office
Avenue                                        School (2001-2002).                                      furniture)
Chicago, IL 60637                                                                                      (since 2000)
Age: 54                                                                                                and Director,
                                                                                                       Ryder System
                                                                                                       Inc.
                                                                                                       (transportation,
                                                                                                       logistics and
                                                                                                       supply-chain
                                                                                                       management)
                                                                                                       (since 2003).
--------------------- ----------- ----------- -------------------------------------- ----------------- ----------------
Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

--------------------- ---------- ----------- -------------------------------------- ----------------- ----------------
 Name, Address and    Position   Term of
      Age                        Office(1)                                             Portfolios          Other
                                 and                                                 within the DFA    Directorships
                                 Length of           Principal Occupation           Fund Complex(2)      of Public
                                 Service             During Past 5 Years               Overseen      Companies Held
--------------------- ---------- ----------- -------------------------------------- ----------------- ----------------
David G. Booth        Chairman,  Since 1981
1299 Ocean Avenue     Director,              Chairman, Director/Trustee,            92 portfolios
Santa Monica, CA      President              President, Chief Executive Officer     in 4 investment
90401                 and                    and, formerly, Chief Investment        companies
Age: 61               Chief                  Officer (2003 to 3/30/2007) of the
                      Executive              following companies:  Dimensional
                      Officer                Fund Advisors LP, DFA Securities
                                             Inc., Dimensional Emerging Markets
                                             Value Fund Inc., DFAIDG, DIG and The
                                             DFA Investment Trust Company.
                                             Chairman, Director, President and
                                             Chief Executive Officer of
                                             Dimensional Holdings Inc. Director
                                             of Dimensional Fund Advisors Ltd.
                                             and formerly, Chief Investment
                                             Officer. Director and formerly,
                                             Chief Investment Officer, of DFA
                                             Australia Limited. Director of
                                             Dimensional Funds PLC and
                                             Dimensional Funds II PLC.  Limited
                                             Partner, Oak Hill Partners and VSC
                                             Investors, LLC. Director, University
                                             of Chicago Business School.
                                             Formerly, Director, SA Funds
                                             (registered investment company).
                                             Chairman, Director and Chief
                                             Executive Officer of Dimensional
                                             Fund Advisors Canada Inc. Formerly,
                                             Director of Assante Corporation
                                             (investment management).

                                       7

--------------------- ---------- ----------- -------------------------------------- ----------------- ----------------
Rex A. Sinquefield    Director   Since 1981
The Show Me                                  Director/Trustee (and prior to 2006,   92 portfolios
Institute                                    Chairman, and prior to 2003, Chief     in 4 investment
7777 Bonhomme Ave.,                          Investment Officer) of the following   companies
Suite 2150                                   companies:  Dimensional Fund
Clayton, MO  63105                           Advisors LP, Dimensional Emerging
Age: 63                                      Markets Value Fund Inc., DFAIDG, DIG
                                             and The DFA Investment Trust
                                             Company.  Director of Dimensional
                                             Holdings Inc. Prior to 2006,
                                             Director (and prior to 2003, Chief
                                             Investment Officer) of DFA Australia
                                             Limited and DFA Securities Inc.
                                             Prior to 2006, Director of
                                             Dimensional Fund Advisors Ltd.,
                                             Dimensional Funds PLC and
                                             Dimensional Fund Advisors Canada
                                             Inc. Trustee and Member of
                                             Investment Committee, St.  Louis
                                             University (since 2003).  Life
                                             Trustee and Member of Investment
                                             Committee, DePaul University.
                                             Director, The German St.  Vincent
                                             Orphan Home.  Member of Investment
                                             Committee, Archdiocese of St.
                                             Louis.  Trustee and Member of
                                             Investment Committee, St.  Louis Art
                                             Museum (since 2005).  President and
                                             Director, The Show Me Institute
                                             (public policy research) (since
                                             2006).  Trustee, St.  Louis Symphony
                                             Orchestra (since 2005).  Trustee,
                                             Missouri Botanical Garden (since
                                             2005).
--------------------- ---------- ----------- -------------------------------------- ----------------- ----------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional  Emerging Markets Value Fund Inc. Each  Disinterested  Director
     also serves on the Independent  Review Committee of the Dimensional  Funds,
     mutual  funds  registered  in  the  provinces  of  Canada  and  managed  by
     Dimensional Fund Advisors Canada Inc., an affiliate of the Advisor.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies in the DFA Fund  Complex as of December  31, 2007,  is set
forth in the chart below.

----------------------------- ---------------------------- --------------------------------------
                 Name           Dollar Range of Portfolio     Aggregate Dollar Range of Shares
                                     Shares  Owned            Owned in All Funds Overseen by
                                                             Director in Family of Investment
                                                                  Companies
----------------------------- ---------------------------- --------------------------------------
Disinterested Directors:
----------------------------- ---------------------------- --------------------------------------

George M. Constantinides                      None                         None
----------------------------- ---------------------------- --------------------------------------
John P. Gould                                 None                         None
----------------------------- ---------------------------- --------------------------------------
Roger G. Ibbotson                             None                     Over $100,000
----------------------------- ---------------------------- --------------------------------------
Robert C. Merton                              None                         None
----------------------------- ---------------------------- --------------------------------------
Myron S. Scholes                              None                    $50,001-100,000
----------------------------- ---------------------------- --------------------------------------
Abbie J. Smith                                None                         None
----------------------------- ---------------------------- --------------------------------------
Interested Directors:
----------------------------- ---------------------------- --------------------------------------
David G. Booth                                None                     Over $100,000
----------------------------- ---------------------------- --------------------------------------
Rex A. Sinquefield                            None                     Over $100,000
----------------------------- ---------------------------- --------------------------------------

                                       8

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  November  30,  2007 and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  served as  investment advisor during that same fiscal year.  The table also provides the  compensation paid by the Fund to the Fund's  Chief  Compliance  Officer  for the fiscal  year ended November 30, 2007.

                                                      Pension or
                                                      Retirement                        Total Compensation
                                    Aggregate         Benefits as      Estimated        from Funds and DFA
    Name and Position             Compensation        Part of       Annual Benefit    Fund Complex Paid
                                  from the Fund*       Expenses     upon Retirement      to Directors+
George M. Constantinides.......       $81,586            N/A              N/A              $163,333
   Director
John P. Gould..................       $81,586            N/A              N/A              $163,333
   Director
Roger G. Ibbotson..............       $86,526            N/A              N/A              $173,333
   Director
Robert C. Merton...............       $81,586            N/A              N/A              $163,333
   Director
Myron S. Scholes...............       $81,586            N/A              N/A              $163,333
   Director
Abbie J. Smith                        $81,586            N/A              N/A              $163,333
   Director
Christopher S. Crossan.........      $156,818            N/A              N/A                 N/A
Chief Compliance Officer

----------------------
+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees  on the Boards of  Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November 30, 2007 is as follows:  $173,333  (Mr.  Ibbotson);  $163,333 (Mr.
     Scholes);  and $163,333 (Ms.  Smith). A disinterested  Director's  deferred compensation will be distributed at the earlier of: (a) January in the year
     after  the  disinterested   Director's   resignation  from  the  Boards  of
     Directors/Trustees  of the DFA Funds,  or death or disability,  or (b) five years  following the first deferral,  in such amounts as the  disinterested
     Director has specified.  The  obligations of the DFA Funds to make payments under the Plan will be  unsecured  general  obligations  of the DFA  Funds, payable out of the general assets and property of the DFA Funds.

                                       9

Officers

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean  Avenue,  Santa  Monica,  CA 90401.  Each of the  officers listed below holds the same office (except as otherwise  noted) in the following
entities:   Dimensional  Fund  Advisors  LP,  Dimensional   Holdings  Inc.,  DFA
Securities Inc., the Fund, Dimensional Investment Group Inc., The DFA Investment
Trust Company, and Dimensional  Emerging Markets Value Fund Inc.  (collectively, the "DFA Entities").

------------------------ ---------------------- ---------------- -----------------------------------------------
       Name and Age            Position             Term of         Principal Occupation During Past 5 Years
                                                 Office(1) and
                                                   Length of
                                                    Service
------------------------ ---------------------- ---------------- -----------------------------------------------
M. Akbar Ali             Vice President           Since 2005     Vice President of all the DFA Entities.
Age: 36                                                          Portfolio Manager of Dimensional Fund
                                                                 Advisors LP (since August 2002).
------------------------ ---------------------- ---------------- -----------------------------------------------
Darryl D. Avery          Vice President           Since 2005     Vice President of all the DFA Entities.
Age: 41                                                          Formerly, institutional client service
                                                                 representative of Dimensional Fund Advisors
                                                                 LP (June 2002 to January 2005).
------------------------ ---------------------- ---------------- -----------------------------------------------
Arthur H. Barlow         Vice President           Since 1993     Vice President of all the DFA Entities.
Age: 52                                                          Formerly, Vice President of DFA Australia
                                                                 Limited and Dimensional Fund Advisors Ltd.
------------------------ ---------------------- ---------------- -----------------------------------------------
Scott A. Bosworth        Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 39                                                          Regional Director of Dimensional Fund
                                                                 Advisors LP (since November 1997).
------------------------ ---------------------- ---------------- -----------------------------------------------
Valerie A. Brown         Vice President and       Since 2001     Vice President and Assistant Secretary of all
Age: 41                  Assistant Secretary                     the DFA Entities, DFA Australia Limited,
                                                                 Dimensional Fund Advisors Ltd., and
                                                                 Dimensional Fund Advisors Canada Inc.
------------------------ ---------------------- ---------------- -----------------------------------------------
David P. Butler          Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 43                                                          Director of US Financial Services of
                                                                 Dimensional Fund Advisors LP (since January
                                                                 2005). Formerly, Regional Director of
                                                                 Dimensional Fund Advisors LP (January 1995 to
                                                                 January 2005).
------------------------ ---------------------- ---------------- -----------------------------------------------
Patrick Carter           Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 46                                                          Regional Director of Dimensional Fund
                                                                 Advisors LP (since March 2006). Formerly,
                                                                 Director of Merrill Lynch Retirement Group
                                                                 (December 1998 to March 2006).
------------------------ ---------------------- ---------------- -----------------------------------------------
Stephen A. Clark         Vice President           Since 2004     Vice President of all the DFA Entities.
Age: 35                                                          Formerly, Portfolio Manager of Dimensional
                                                                 Fund Advisors LP (April 2001 to April 2004).
------------------------ ---------------------- ---------------- -----------------------------------------------
Robert P. Cornell        Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 59                                                          Regional Director of Financial Services Group
                                                                 of Dimensional Fund Advisors LP (since August
                                                                 1993).
------------------------ ---------------------- ---------------- -----------------------------------------------
Christopher S. Crossan   Vice President and       Since 2004     Vice President and Chief Compliance Officer
Age: 42                  Chief Compliance                        of all the DFA Entities. Formerly, Senior
                         Officer                                 Compliance Officer of INVESCO Institutional,
                                                                 Inc. and its affiliates (August 2000 to
                                                                 January 2004).
------------------------ ---------------------- ---------------- -----------------------------------------------
James L. Davis           Vice President           Since 1999     Vice President of all the DFA Entities.
Age: 51                                                          Formerly, Vice President of DFA Australia
                                                                 Limited and Dimensional Fund Advisors Ltd.
------------------------ ---------------------- ---------------- -----------------------------------------------
Robert T. Deere          Vice President           Since 1994     Vice President of all the DFA Entities and
Age: 50                                                          DFA Australia Limited.
------------------------ ---------------------- ---------------- -----------------------------------------------
Robert W. Dintzner       Vice President           Since 2001     Vice President of all the DFA Entities. Prior
Age: 38                                                          to April 2001, marketing supervisor and
                                                                 marketing coordinator for Dimensional Fund
                                                                 Advisors LP.
------------------------ ---------------------- ---------------- -----------------------------------------------
Kenneth Elmgren          Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 53                                                          Formerly, Managing Principal of Beverly
                                                                 Capital (May 2004 to September 2006);
                                                                 Principal of Wydown Capital (September 2001
                                                                 to May 2004).
------------------------ ---------------------- ---------------- -----------------------------------------------
Richard A. Eustice       Vice President and       Since 1998     Vice President and Assistant Secretary of all
Age: 42                  Assistant Secretary                     the DFA Entities and DFA Australia Limited.
                                                                 Formerly, Vice President of Dimensional Fund
                                                                 Advisors Ltd.
------------------------ ---------------------- ---------------- -----------------------------------------------
Eugene F. Fama, Jr.      Vice President           Since 1993     Vice President of all the DFA Entities.
Age: 47                                                          Formerly, Vice President of DFA Australia
                                                                 Limited and Dimensional Fund Advisors Ltd.
------------------------ ---------------------- ---------------- -----------------------------------------------
Gretchen A. Flicker      Vice President           Since 2004     Vice President of all the DFA Entities. Prior
Age: 36                                                          to April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors
                                                                 LP.

                                       10

------------------------ ---------------------- ---------------- -----------------------------------------------
Jed S. Fogdall           Vice President           Since 2008     Vice President of all the DFA Entities.
Age: 33                                                          Portfolio Manager for Dimensional Fund
                                                                 Advisors LP (since September 2004). Prior to
                                                                 September 2004, Staff Engineer at The Boeing
                                                                 Company (1997-2004); Graduate Student at the
                                                                 University of California, Los Angeles
                                                                 (2000-2003).
------------------------ ---------------------- ---------------- -----------------------------------------------
Glenn S. Freed           Vice President           Since 2001     Vice President of all the DFA Entities.
Age: 46
------------------------ ---------------------- ---------------- -----------------------------------------------
Mark R. Gochnour         Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 40                                                          Regional Director of Dimensional Fund
                                                                 Advisors LP.
------------------------ ---------------------- ---------------- -----------------------------------------------
Henry F. Gray            Vice President           Since 2000     Vice President of all the DFA Entities. Prior
Age: 40                                                          to July 2000, Portfolio Manager of
                                                                 Dimensional Fund Advisors LP. Formerly, Vice
                                                                 President of DFA Australia Limited.
------------------------ ---------------------- ---------------- -----------------------------------------------
John T. Gray             Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 33                                                          Formerly, Regional Director of Dimensional
                                                                 Fund Advisors LP (January 2005 to February
                                                                 2007).
------------------------ ---------------------- ---------------- -----------------------------------------------
Darla Hastings           Vice President           Since 2007     Vice President of all the DFA Entities. Chief
Age: 52                                                          Marketing Officer of Dimensional Fund
                                                                 Advisors LP. Formerly, Senior Vice President,
                                                                 Customer Experience for Benchmark Assisted
                                                                 Living (May 2005 to April 2006); Executive
                                                                 Vice President and Chief Marketing Officer of
                                                                 State Street Corporation (September 2001 to
                                                                 October 2005).
------------------------ ---------------------- ---------------- -----------------------------------------------
Joel H. Hefner           Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 40                                                          Regional Director of Dimensional Fund
                                                                 Advisors LP (since June 1998).
------------------------ ---------------------- ---------------- -----------------------------------------------
Julie C. Henderson       Vice President and       Since 2005     Vice President and Fund Controller of all the
Age: 34                  Fund Controller                         DFA Entities. Formerly, Senior Manager at
                                                                 PricewaterhouseCoopers LLP (July 1996 to
                                                                 April 2005).
------------------------ ---------------------- ---------------- -----------------------------------------------
Kevin B. Hight           Vice President           Since 2005     Vice President of all the DFA Entities.
Age: 40                                                          Formerly, Regional Director of Dimensional
                                                                 Fund Advisors LP (March 2003 to March 2005).
------------------------ ---------------------- ---------------- -----------------------------------------------
Christine W. Ho          Vice President           Since 2004     Vice President of all the DFA Entities. Prior
Age: 40                                                          to April 2004, Assistant Controller of
                                                                 Dimensional Fund Advisors LP.
------------------------ ---------------------- ---------------- -----------------------------------------------
Jeff J. Jeon             Vice President           Since 2004     Vice President of all the DFA Entities. Prior
Age: 34                                                          to April 2004, Counsel of Dimensional Fund
                                                                 Advisors LP.
------------------------ ---------------------- ---------------- -----------------------------------------------
Patrick M. Keating       Vice President           Since 2003     Vice President of all the DFA Entities and
Age: 53                                                          Chief Operating Officer of Dimensional Fund
                                                                 Advisors LP. Director, Vice President, and
                                                                 Chief Privacy Officer of Dimensional Fund
                                                                 Advisors Canada Inc. Director of DFA
                                                                 Australia Limited.
------------------------ ---------------------- ---------------- -----------------------------------------------
Joseph F. Kolerich       Vice President           Since 2004     Vice President of all the DFA Entities.
Age: 36                                                          Portfolio Manager for Dimensional Fund
                                                                 Advisors LP (since April 2001).
------------------------ ---------------------- ---------------- -----------------------------------------------
Michael F. Lane          Vice President           Since 2004     Vice President of all the DFA Entities.
Age: 40                                                          Formerly, Vice President of Advisor Services
                                                                 at TIAA-CREF (July 2001 to September 2004).
------------------------ ---------------------- ---------------- -----------------------------------------------
Kristina M. LaRusso      Vice President           Since 2006     Vice President of all DFA Entities. Formerly,
Age: 32                                                          Operations Supervisor of Dimensional Fund
                                                                 Advisors LP (March 2003 to December 2006).
------------------------ ---------------------- ---------------- -----------------------------------------------
Inmoo Lee                Vice President           Since 2007     Vice President of all DFA Entities. Associate
Age: 41                                                          Professor, Department of Finance and
                                                                 Accounting, Business School, National
                                                                 University of Singapore (7/2004 - present)
                                                                 Associate Professor, College of Business
                                                                 Administration, Korea University (9/2001 -
                                                                 5/2006).
------------------------ ---------------------- ---------------- -----------------------------------------------
Juliet H. Lee            Vice President           Since 2005     Vice President of all the DFA Entities. Human
Age: 37                                                          Resources Manager of Dimensional Fund
                                                                 Advisors LP (since January 2004). Formerly,
                                                                 Assistant Vice President for Metropolitan
                                                                 West Asset Management LLC (February 2001 to
                                                                 December 2003).
------------------------ ---------------------- ---------------- -----------------------------------------------
Aaron M. Marcus          Vice President and       Since 2008     Vice President and Head of Global Human
Age: 38                  Head of Global Human                    Resources of Dimensional Fund Advisors LP.
                         Resources                               Formerly, Global Head of Recruiting and Vice
                                                                 President of Goldman Sachs & Co. (June 2006
                                                                 to January 2008); Global Co-Head of HR of the
                                                                 Equities & FICC Division, and Vice President
                                                                 of Goldman Sachs & Co. (May 2005 to May
                                                                 2006); Head of Americas Campus Recruiting and
                                                                 Vice President of Goldman Sachs & Co. (April
                                                                 2003 to May 2005).

                                       11

------------------------ ---------------------- ---------------- -----------------------------------------------
David R. Martin          Vice President,          Since 2007     Vice President, Chief Financial Officer and
Age: 51                  Chief Financial                         Treasurer of Dimensional Fund Advisors LP.
                         Officer and Treasurer                   Director, Vice President, Chief Financial
                                                                 Officer and Treasurer of Dimensional Fund
                                                                 Advisors Ltd. and DFA Australia Limited.
                                                                 Chief Financial Officer, Treasurer, and Vice
                                                                 President of Dimensional Fund Advisors Canada
                                                                 Inc. Director of Dimensional Funds PLC and
                                                                 Dimensional Funds II PLC. Formerly, Executive
                                                                 Vice President and Chief Financial Officer of
                                                                 Janus Capital Group Inc. (June 2005 to March
                                                                 2007); Senior Vice President of Finance at
                                                                 Charles Schwab & Co., Inc. (March 1999 to May
                                                                 2005).
------------------------ ---------------------- ---------------- -----------------------------------------------
Heather E. Mathews       Vice President           Since 2004     Vice President of all the DFA Entities and
Age: 38                                                          Dimensional Fund Advisors Ltd. Prior to April
                                                                 2004, Portfolio Manager for Dimensional Fund
                                                                 Advisors LP.
------------------------ ---------------------- ---------------- -----------------------------------------------
Catherine L. Newell      Vice President and     Vice President   Vice President and Secretary of all the DFA
Age: 43                  Secretary              since 1997 and   Entities. Director, Vice President and
                                                   Secretary     Secretary of DFA Australia Limited. Director,
                                                  since 2000     Vice President and Secretary of Dimensional
                                                                 Fund Advisors Ltd. (since February 2002,
                                                                 April 1997, and May 2002, respectively). Vice
                                                                 President and Secretary of Dimensional Fund
                                                                 Advisors Canada Inc. Director of Dimensional
                                                                 Funds PLC and Dimensional Funds II PLC (since
                                                                 2002 and 2006, respectively). Formerly,
                                                                 Assistant Secretary of all DFA Entities and
                                                                 Dimensional Fund Advisors Ltd.
------------------------ ---------------------- ---------------- -----------------------------------------------
Gerard K. O'Reilly       Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 31                                                          Formerly, Research Associate of Dimensional
                                                                 Fund Advisors LP (2004 to 2006); Research
                                                                 Assistant in PhD program, Aeronautics
                                                                 Department California Institute of Technology
                                                                 (1998 to 2004).
------------------------ ---------------------- ---------------- -----------------------------------------------
Carmen Palafox           Vice President           Since 2006     Vice President of all the DFA Entities.
Age: 33                                                          Operations Manager of Dimensional Fund
                                                                 Advisors LP (since May 1996).
------------------------ ---------------------- ---------------- -----------------------------------------------
Sonya K. Park            Vice President           Since 2005     Vice President of all the DFA Entities.
Age: 35                                                          Formerly, Institutional client service
                                                                 representative of Dimensional Fund Advisors
                                                                 LP (February 2002 to January 2005).
------------------------ ---------------------- ---------------- -----------------------------------------------
David A. Plecha          Vice President           Since 1993     Vice President of all the DFA Entities, DFA
Age: 46                                                          Australia Limited and Dimensional Fund
                                                                 Advisors Ltd.
------------------------ ---------------------- ---------------- -----------------------------------------------
Ted Randall              Vice President           Since 2008     Vice President of all the DFA Entities.
Age: 34                                                          Formerly, Research Associate of Dimensional
                                                                 Fund Advisors LP (2006 to 2008); Systems
                                                                 Developer of Dimensional Fund Advisors LP
                                                                 (2001 to 2006).
------------------------ ---------------------- ---------------- -----------------------------------------------
Eduardo A. Repetto       Vice President and     Vice President   Chief Investment Officer (beginning March
Age: 41                  Chief Investment       since 2002 and   2007) and Vice President of all the DFA
                         Officer                     Chief       Entities, DFA Australia Limited and
                                                  Investment     Dimensional Fund Advisors Canada Inc.
                                                 Officer since   Formerly, Research Associate for Dimensional
                                                     2007        Fund Advisors LP (June 2000 to April 2002).
------------------------ ---------------------- ---------------- -----------------------------------------------
L. Jacobo Rodriguez      Vice President           Since 2005     Vice President of all the DFA Entities.
Age: 36                                                          Formerly, Institutional client service
                                                                 representative of Dimensional Fund Advisors
                                                                 LP (August 2004 to July 2005); Financial
                                                                 Services Analyst, Cato Institute (September
                                                                 2001 to June 2004); Book Review Editor, Cato
                                                                 Journal, Cato Institute (May 1996 to June
                                                                 2004).
------------------------ ---------------------- ---------------- -----------------------------------------------
David E. Schneider       Vice President           Since 2001     Vice President of all the DFA Entities.
Age: 62                                                          Director of Institutional Services.
------------------------ ---------------------- ---------------- -----------------------------------------------
Ted R. Simpson           Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 39                                                          Regional Director of Dimensional Fund
                                                                 Advisors (since December 2002).
------------------------ ---------------------- ---------------- -----------------------------------------------
Bryce D. Skaff           Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 33                                                          Formerly, Regional Director of Dimensional
                                                                 Fund Advisors (December 1999 to January 2007).
------------------------ ---------------------- ---------------- -----------------------------------------------
Grady M. Smith           Vice President           Since 2004     Vice President of all the DFA Entities.
Age: 51                                                          Formerly, Portfolio Manager of Dimensional
                                                                 Fund Advisors LP (August 2001 to April 2004).
------------------------ ---------------------- ---------------- -----------------------------------------------
Carl G. Snyder           Vice President           Since 2000     Vice President of all the DFA Entities.
Age: 44                                                          Formerly, Vice President of DFA Australia
                                                                 Limited.
------------------------ ---------------------- ---------------- -----------------------------------------------
Lawrence R. Spieth       Vice President           Since 2004     Vice President of all the DFA Entities. Prior
Age: 60                                                          to April 2004, Regional Director of
                                                                 Dimensional Fund Advisors LP.
------------------------ ---------------------- ---------------- -----------------------------------------------
Bradley G. Steiman       Vice President           Since 2004     Vice President of all the DFA Entities and
Age: 35                                                          Director and Vice President of Dimensional
                                                                 Fund Advisors Canada Inc.

                                       12

------------------------ ---------------------- ---------------- -----------------------------------------------
Karen E. Umland          Vice President           Since 1997     Vice President of all the DFA Entities, DFA
Age: 42                                                          Australia Limited, Dimensional Fund Advisors
                                                                 Ltd., and Dimensional Fund Advisors Canada
                                                                 Inc.
------------------------ ---------------------- ---------------- -----------------------------------------------
Carol W. Wardlaw         Vice President           Since 2004     Vice President of all the DFA Entities. Prior
Age: 49                                                          to April 2004, Regional Director of
                                                                 Dimensional Fund Advisors LP.
------------------------ ---------------------- ---------------- -----------------------------------------------
Weston J. Wellington     Vice President           Since 1997     Vice President of all the DFA Entities.
Age: 57                                                          Formerly, Vice President of DFA Australia
                                                                 Limited.
------------------------ ---------------------- ---------------- -----------------------------------------------
Daniel M. Wheeler        Vice President           Since 2001     Vice President of all the DFA Entities. Prior
Age: 63                                                          to 2001 and currently, Director of Global
                                                                 Financial Advisor Services of Dimensional
                                                                 Fund Advisors LP. Director of Dimensional
                                                                 Fund Advisors Ltd. (since October 2003) and
                                                                 President of Dimensional Fund Advisors Canada
                                                                 Inc. (since June 2003).
------------------------ ---------------------- ---------------- -----------------------------------------------
W. Ryan Wiley            Vice President           Since 2007     Vice President of all the DFA Entities.
Age: 31                                                          Senior Trader of Dimensional Fund Advisors
                                                                 LP. Formerly, Portfolio Manager (2006 to
                                                                 2007) and Trader (2001 to 2006).
------------------------ ---------------------- ---------------- -----------------------------------------------
Paul E. Wise             Vice President           Since 2005     Vice President of all the DFA Entities. Chief
Age: 53                                                          Technology Officer for Dimensional Fund
                                                                 Advisors LP (since 2004). Formerly, Principal
                                                                 of Turnbuckle Management Group (January 2002
                                                                 to August 2004).
------------------------ ---------------------- ---------------- -----------------------------------------------

(1)  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Board of Directors and until his or her successor is elected and qualified.

    Because the Portfolio has not been offered prior to the date of this SAI,
Directors and officers as a group own less than 1% of the outstanding  shares of the Portfolio.

                            SERVICES TO THE PORTFOLIO

Administrative Services

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing,  and  transfer  agent  for the
Portfolio.  The  services  provided  by PFPC are subject to  supervision  by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend  disbursing  agency  services.  For the  administrative  and accounting services  provided  by PFPC,  the  Portfolio  pays  PFPC  annual  fees  that are calculated  daily and paid  monthly  according  to a fee  schedule  based on the aggregate average net assets in the Fund Complex, which includes four registered investment  companies  and a group  trust.  The fee schedule is set forth in the table below:

     0.0110% of the Fund Complex's first $50 billion of average net assets;
     0.0085% of the Fund Complex's next $25 billion of average net assets; and
     0.0075% of the Fund Complex's average net assets in excess of $75 billion.

     The fees charged to the  Portfolio  under the fee schedule are allocated to the Portfolio based on the Portfolio's pro rata portion of the aggregate average net assets of the Fund Complex.

     The  Portfolio  is also  subject  to a  monthly  base  fee of  $2,083.  The
Portfolio  also pays  separate  fees to PFPC with respect to the  services  PFPC provides as transfer agent and dividend disbursing agent.

Custodian

     Citibank,  N.A., 111 Wall Street, New York, NY 10005,  serves as the global custodian  for the  Portfolio.  The  custodian  maintains a separate  account or accounts for the Portfolio;  receives,  holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the  Portfolio;  and  collects  and  receives  income and other  payments and distributions on account of the Portfolio's portfolio securities.

                                       13

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
Financial Industry Regulatory Authority.  The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon,  Stevens & Young, LLP ("Stradley  Ronon") serves as legal counsel  to the Fund.  Stradley  Ronon's  address is 2600 One  Commerce  Square,
Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers  LLP ("PwC") is the  independent  registered  public accounting  firm to the Fund and audits the annual  financial  statements of the
Fund.  PwC's address is Two Commerce  Square,  Suite 1700,  2001 Market  Street,
Philadelphia, PA 19103-7042.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  outstanding  stock of the  Advisor's  general partner,  may be deemed controlling persons of the Advisor.  For the services it provides as investment  advisor to the Portfolio,  the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this  SAI,  the  Portfolio  had not  yet  commenced  operations,  so the
Portfolio has not paid any management fees.

     Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
Portfolio,  the Advisor  has agreed to waive all or a portion of its  management fee and to assume  expenses of the  Portfolio to the extent  necessary to reduce the Portfolio's  ordinary  operating  expenses (not including  expenses incurred through an investment in other investment companies)  ("Portfolio  Expenses") to the extent  necessary to limit the Portfolio  Expenses of the Portfolio to 0.60%
of  the  Portfolio's  average  net  assets  on  an  annualized  basis  ("Expense
Limitation  Amount").  At any time that the annualized Portfolio Expenses of the
Portfolio are less than the Portfolio's  Expense  Limitation Amount, the Advisor
retains the right to seek  reimbursement  for any fees previously  waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the Portfolio's Expense Limitation
Amount.  The  Portfolio  is not  obligated  to  reimburse  the  Advisor for fees previously  waived and/or expenses  previously  assumed by the Advisor more than thirty-six  months  before  the  date of  such  reimbursement.  The  Fee  Waiver
Agreement  will remain in effect for an initial  period until April 1, 2009, and then  shall  continue  in effect  from  year to year  thereafter,  for  one-year periods, unless terminated by the Fund or the Advisor.

                                PORTFOLIO MANAGER

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and  sell  programs  based  on the  parameters  established  by the
Investment Committee.  Karen E. Umland is the portfolio manager that coordinates the  efforts of all other  portfolio  managers  with  respect to the  day-to-day management of the Portfolio.  Because the Portfolio had not commenced operations prior  to the date of this  SAI,  Ms.  Umland  does  not own any  shares  of the
Portfolio.

                                       14

Description of Compensation Structure

     Portfolio  managers  receive a base  salary  and bonus.  Compensation  of a portfolio manager is determined at the discretion of the Advisor and is based on a  portfolio  manager's  experience,  responsibilities,  the  perception  of the quality  of  his  or  her  work  efforts,  and  other  subjective  factors.  The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio  managers manage. The Advisor reviews  the  compensation  of each  portfolio  manager  annually  and may  make modifications in compensation as its  Compensation  Committee deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:

o    Base salary.  Each  portfolio  manager is paid a base  salary.  The Advisor considers the factors described above to determine each portfolio manager's base salary.

o    Semi-Annual  Bonus. Each portfolio manager may receive a semi-annual bonus.
     The  amount of the bonus paid to each  portfolio  manager is based upon the factors described above.

     Portfolio  managers may be awarded the right to purchase  restricted shares of the stock of the Advisor's general partner as determined from time to time by the Board of Directors of the Advisor or its delegates.  Portfolio managers also participate  in  benefit  and  retirement  plans  and other  programs  available generally to all employees.

Other Managed Accounts

     In addition to the Portfolio, the portfolio manager manages: (i) other U.S.
registered  investment  companies  advised or sub-advised  by the Advisor;  (ii)
other pooled investment  vehicles that are not U.S. registered mutual funds; and
(iii) other accounts managed for  organizations  and individuals.  The following table  sets  forth  information  regarding  the  total  accounts  for  which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

Number of Accounts Managed and Total Assets by Category
as of November 30, 2007

o    30 U.S.  registered mutual funds with $50,737 million in total assets under management.

o    4 unregistered pooled investment vehicles with $863 million in total assets under management.

o    15 other accounts with $4,775  million in total assets under  management of which one  account  with  $1,474  million  in assets  may be  subject  to a performance fee.

Potential Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolio),  other unregistered pooled investment vehicles,  and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account  may  have  similar  investment  objectives  to  the  Portfolio,  or may purchase,  sell, or hold securities that are eligible to be purchased,  sold, or held by the Portfolio. Actual or apparent conflicts of interest include:

o    Time Management.  The management of multiple portfolios and/or Accounts may result in a portfolio  manager  devoting  unequal time and attention to the management of each portfolio  and/or  Account.  The Advisor seeks to manage such competing  interests for the time and attention of portfolio  managers by having portfolio managers focus on a particular  investment  discipline.
     Most  Accounts  managed by a portfolio  manager are managed  using the same investment  models that are used in connection  with the  management of the portfolios.

o    Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However,  positions in the same  security may vary and the length of time

                                       15

     that any portfolio or Account may choose to hold its investment in the same security may likewise  vary.  If a portfolio  manager  identifies a limited investment  opportunity that may be suitable for more than one portfolio or
     Account,  a  portfolio  may  not be able to  take  full  advantage  of that opportunity  due to an allocation of filled  purchase or sale orders across all eligible  portfolios and Accounts.  To deal with these situations,  the
     Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

o    Broker  Selection.   With  respect  to  securities   transactions  for  the
     portfolios  the  Advisor  determines  which  broker to use to execute  each order,  consistent  with the Advisor's  duty to seek best  execution of the transaction.  However,  with respect to certain  Accounts (such as separate accounts),  the Advisor  may be limited by the client  with  respect to the selection  of  brokers  or may be  instructed  to direct  trades  through a particular  broker. In these cases, the Advisor or its affiliates may place separate,  non-simultaneous,  transactions  for  a  portfolio  and  another
     Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

o    Performance-Based  Fees. For some Accounts,  the Advisor may be compensated based on the profitability of the Account,  such as by a  performance-based management  fee.  These  incentive  compensation  structures  may  create a conflict of  interest  for the  Advisor  with regard to Accounts  where the
     Advisor is paid  based on a  percentage  of assets  because  the  portfolio manager may have an incentive to allocate securities  preferentially to the
     Accounts where the Advisor might share in investment gains.

o    Investment  in an Account.  A portfolio  manager or his/her  relatives  may invest in an Account  that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the  Portfolio  or  other  Accounts  for  which  he or  she  has  portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolio  described in this SAI had not  commenced  operations  prior to the date of this SAI. The Fund generally  offers shares of the Portfolio  only to  institutional  investors and clients of registered investment advisers.

                                 CODE OF ETHICS

     The Fund, the Advisor,  and DFAS have adopted a Code of Ethics,  under Rule
17j-1 of the 1940 Act, for certain access persons of the Portfolio.  The Code is designed to ensure that access persons act in the interest of the Portfolio, and its shareholders,  with respect to any personal trading of securities. Under the
Code,  access persons are generally  prohibited from knowingly buying or selling securities  (except for mutual  funds,  U.S.  government  securities,  and money market instruments) which are being purchased,  sold, or considered for purchase or sale by the  Portfolio  unless the access  persons'  proposed  purchases  are approved in advance.  The Code also contains certain reporting  requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities  of the Portfolio  and has  identical,  non-cumulative  voting, dividend, redemption liquidation, and other rights and preferences.

                                       16

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that they hold,  except as otherwise  required by applicable law. If liquidation of the Fund should occur,  shareholders would be entitled to receive,  on a per class basis,  the assets of the  particular  portfolio  whose shares  they  own,  as  well  as  a  proportionate  share  of  Fund  assets  not attributable to any particular portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940 Act or other  applicable  law.  The Fund's  bylaws  provide  that  special  meetings of shareholders shall be called at the written request of shareholders  entitled to cast not less than a majority of the votes  entitled to be case at such meeting.
Such meeting may be called to consider any matter,  including the removal of one or more directors.  Shareholders will receive  shareholder  communications  with respect to such matters as required by the 1940 Act,  including  semi-annual and annual financial statements of the Fund.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  has not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio as of the date of this SAI.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund will generally be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted in exchange  for shares of the
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The Fund or its transfer agent may from time to time appoint a sub-transfer agent,  such as a broker,  for the receipt of purchase and redemption orders and funds from certain investors.  With respect to purchases and redemptions through a  sub-transfer  agent,  the Fund will be deemed to have  received a purchase or redemption order when the sub-transfer  agent receives the order.  Shares of the
Portfolio  will be priced at the public  offering  price next  calculated  after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC;  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund

                                       17

to dispose of  securities  owned by it, or fairly to determine  the value of its assets; and (3) for such other periods as the SEC may permit.

     Shareholders  may transfer  shares of the  Portfolio  to another  person by making a written  request to the Advisor,  who will  transmit the request to the transfer  agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of  request,  the stock  certificate,  or any stock  power must be guaranteed in the same manner as described in the Prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the Portfolio.  Unless you are invested in the Portfolio through a  qualified  retirement  plan,  you should  consider  the tax  implications  of investing and consult your own tax adviser.

Distributions of Net Investment Income

     The  Portfolio  derives  income  generally  in the  form of  dividends  and interest  on  its  investments.  This  income,  less  expenses  incurred  in the operation of the Portfolio,  constitutes  its net  investment  income from which
dividends  may  be  paid  to  you.  If  you  are  a  taxable  shareholder,   any
distributions  by the Portfolio from such income (other than qualified  dividend income  received by  individuals)  will be taxable to you at ordinary income tax rates,  whether you take them in cash or in additional  shares. A portion of the income dividends paid to shareholders may be qualified  dividends eligible to be taxed at reduced  rates.  These income  dividends  will not be taxable to 401(k)
plans or other exempt shareholders.

Distributions of Capital Gain

     The Portfolio  may realize a capital gain or loss in connection  with sales or other dispositions of its portfolio  securities.  Distributions  derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital gain,  regardless of how long you have held your shares in the  Portfolio.  Any net  short-term  or long-term  capital gain realized by the
Portfolio  (net of any capital loss  carryovers)  generally  will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or  eliminate  federal  excise or income  taxes on the  Portfolio.  These distributions will not be taxable to 401(k) plans or other exempt shareholders.

Returns of Capital

     If the  Portfolio's  distributions  exceed its  taxable  income and capital gains realized during a taxable year, all or a portion of the distributions made in the same  taxable  year may be  recharacterized  as a return  of  capital  to shareholders.  A return of capital  distribution  generally will not be taxable, but will reduce each  shareholder's  cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder's basis, however, is taxable as a capital gain.

Investment in Foreign Securities.

     The  Portfolio is permitted  to invest in foreign  securities  as described above. Accordingly, the Portfolio may be subject to foreign withholding taxes on income  from  certain  foreign  securities.  This,  in turn,  could  reduce  the
Portfolio's distributions paid to you.

     Pass-through of foreign tax credits. If, as expected,  more than 50% of the
Portfolio's  total  assets at the end of a fiscal year were  invested in foreign securities,  the  Portfolio  would be  permitted to elect to pass through to you your pro rata share of foreign taxes paid by the Portfolio.

                                       18

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the Portfolio.  Similarly,  foreign exchange losses realized on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed by the Portfolio to you are taxable to you as ordinary  income,  and any losses  reduce the  Portfolio's  ordinary  income  otherwise  available  for distribution  to you. This treatment  could increase or decrease the Portfolio's ordinary  income  distributions  to  you,  and  may  cause  some  or  all of the
Portfolio's  previously  distributed  income  to be  classified  as a return  of capital.

     PFIC securities. The Portfolio may invest in securities of foreign entities that  could be deemed for  federal  income tax  purposes  to be passive  foreign investment companies ("PFICs"). In general, a PFIC is any foreign corporation if
75% or more of its gross income for its taxable year is passive  income,  or 50%
or more of its average  assets (by value) are held for the production of passive
income.   When  investing  in  PFIC   securities,   the  Portfolio   intends  to
mark-to-market  these  securities  under  certain  provisions  of the  Code  and recognize any unrealized  gains as ordinary income at the end of the Portfolio's fiscal  and  excise  (described  below)  tax  years.  Deductions  for losses are allowable  only to the extent of any  current or  previously  recognized  gains.
These gains  (reduced by allowable  losses) are treated as ordinary  income that the Portfolio is required to distribute, even though it has not sold or received dividends from these  securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the  definition of qualified  foreign  corporation  dividends.  These dividends  generally  will not  qualify  for the  reduced  rate of  taxation  on qualified  dividends when distributed to you by the Portfolio.  In addition,  if the  Portfolio is unable to identify an  investment  as a PFIC and thus does not make a  mark-to-market  election,  the Portfolio may be subject to U.S.  federal income tax (the effect of which might be  mitigated  by making a  mark-to-market election  in  the  year  prior  to  the  sale)  on  a  portion  of  any  "excess distribution" or gain from the disposition of such shares even if such income is distributed  as a  taxable  dividend  by  the  Portfolio  to  its  shareholders.
Additional  charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions

     The  Portfolio  will  inform  you of  the  amount  and  character  of  your distributions  at the time they are paid,  and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held  Portfolio  shares for a full year, the
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends,  or capital  gains,  a percentage  of income that is not equal to the actual amount of such income earned during the period of your  investment in the
Portfolio.  Taxable  distributions  declared  by the  Portfolio  in  December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements  under the  Internal  Revenue  Code (the  "Code").  As a  regulated investment  company,  the  Portfolio  generally  is not subject to entity  level federal  income tax on the income and gains it  distributes to you. The Board of
Directors  reserves the right not to distribute  the  Portfolio's  net long-term capital  gain  or not to  maintain  the  qualification  of  the  Portfolio  as a regulated  investment  company  if it  determines  such a course of action to be beneficial  to  shareholders.  If net  long-term  capital gain is retained,  the
Portfolio  would be taxed on the gain, and  shareholders  would be notified that they are  entitled to a credit or refund for the tax paid by the  Portfolio.  If the Portfolio fails to qualify as a regulated  investment company, the Portfolio would be subject to federal, and possibly state,  corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified  dividend income to the extent of such Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Portfolio must meet certain asset diversification,  income and distribution specific requirements, including:

     (i) The  Portfolio  must maintain a  diversified  portfolio of  securities, wherein no security,  including the  securities of a qualified  publicly  traded partnership  (other than U.S.  government  securities  and  securities  of other regulated investment  companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's  total assets,  no investment (other than cash and cash items,  U.S.  government  securities  and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
10% of the outstanding voting securities of the issuer;

                                       19

     (ii) The  Portfolio  must  derive  at least 90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with respect to its business of investing in such stock, securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) The Portfolio must distribute to its shareholders at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirement

     To avoid a 4% federal  excise  tax,  the Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts: 98% of its taxable ordinary income earned during the calendar year; 98%
of its capital gain net income  earned  during the  twelve-month  period  ending
November  30; and 100% of any  undistributed  amounts  from the prior year.  The
Portfolio intends to declare and pay these  distributions in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

     In general. If you are a taxable investor, sales, exchanges and redemptions
(including  redemptions in kind) are taxable  transactions for federal and state income tax purposes.  If you redeem your Portfolio  shares the Internal  Revenue
Service (the "IRS") requires you to report any gain or loss on your  redemption.
If you held your  shares as a capital  asset,  the gain or loss that you realize will be capital  gain or loss and will be  long-term  or  short-term,  generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Portfolio on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in the Portfolio (through  reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

     To the extent the Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to  shareholders  that are derived from interest on these obligations should be exempt from state and local personal income taxes if earned  directly  by you,  subject in some  states to minimum  investment  or reporting  requirements  that  must  be met  by the  Portfolio.  The  income  on portfolio  investments  in certain  securities,  such as repurchase  agreements,
commercial  paper  and  federal  agency-backed   obligations  (e.g.,  Government
National Mortgage  Association  (GNMA) or Federal National Mortgage  Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

     For  individual  shareholders,  a  portion  of the  dividends  paid  by the
Portfolio may be qualified  dividend  income,  which is eligible for taxation at long-term  capital  gain rates.  This reduced  rate  generally is available  for dividends  paid by the  Portfolio  out of  dividends  earned on the  Portfolio's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both the  Portfolio  and the  investor  must meet  certain  holding  period requirements to qualify  Portfolio  dividends for this treatment.  Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their Portfolio  shares for at least 61 days during the 121-day period beginning  60 days  before the  Portfolio  distribution  goes  ex-dividend.  The ex-dividend  date is the first date  following the  declaration of a dividend on which the  purchaser of

                                       20

stock is not entitled to receive the dividend payment.  When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its  fiscal  year,  the  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend  income  taxable at reduced  rates.  If 95% or more of the  Portfolio's income is from  qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     For  corporate  shareholders,  a  portion  of  the  dividends  paid  by the
Portfolio  may  qualify  for the  dividends-received  deduction.  The portion of dividends paid by the Portfolio  that so qualifies will be designated  each year in a notice mailed to the Portfolio's shareholders,  and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.)  corporations that would have qualified for the  dividends-received  deduction in the hands of the Portfolio if the Portfolio was a regular corporation.  Because the Portfolio invests primarily in securities of foreign issuers,  none or only a small amount of  the  Portfolio's  dividends  are  expected  to  qualify  for  the  corporate dividends-received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation claiming the deduction.  The amount that the Portfolio may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were  debt-financed or held by the  Portfolio for less than a minimum  period of time,  generally 46 days  during  a  91-day  period  beginning  45 days  before  the  stock  becomes ex-dividend.  Similarly,  if your Portfolio shares are  debt-financed or held by you for less than a 46-day  period  then the  dividends-received  deduction  for
Portfolio  dividends on your shares may also be reduced or  eliminated.  Even if designated  as dividends  eligible  for the  dividends-received  deduction,  all dividends  (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

     The  Portfolio  may invest in complex  securities  that could be subject to numerous  special  and  complex tax rules.  These  rules  could  accelerate  the recognition of income by the Portfolio  (possibly  causing the Portfolio to sell securities  to raise  the cash for  necessary  distributions)  and/or  defer the
Portfolio's  ability to  recognize a loss,  and, in limited  cases,  subject the
Portfolio to U.S. federal income tax. These rules could also affect whether gain or loss  recognized  by the  Portfolio is treated as ordinary or capital,  or as interest or dividend income.  These rules could,  therefore,  affect the amount, timing or  character  of the income  distributed  to you by the  Portfolio.  For example:

o    Derivatives.  The Portfolio is permitted to invest in options, futures, and foreign currency  contracts.  If the Portfolio makes these investments,  it could be  required  to  mark-to-market  these  contracts  and  realize  any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the contracts generally  would be treated as 60%  long-term and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary  income or losses.  In  determining  its net income for excise tax purposes, the Portfolio also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign  currency  contracts),  and to realize and distribute any resulting income and gains.

o    Securities   Lending.   The  Portfolio's  entry  into  securities   lending
     transactions  may  cause  the  replacement  income  earned  on  the  loaned securities to fall outside of the definition of qualified

                                       21

     dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

o    Tax straddles. The Portfolio's investment in options,  futures, and foreign currency  contracts in connection with certain hedging  transactions  could cause the  Portfolio to hold  offsetting  positions in  securities.  If the
     Portfolio's  risk  of loss  with  respect  to  specific  securities  in its portfolio  is  substantially  diminished  by the fact  that it holds  other securities,  the  Portfolio  could be  deemed  to have  entered  into a tax
     "straddle"  or to hold a "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

o    Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property" consisting of a pure debt interest until conversion,  after which the investment  becomes an equity interest.  If the security is issued at a
     premium  (i.e.,   for  cash  in  excess  of  the  face  amount  payable  on
     retirement),  the creditor-holder may amortize the premium over the life of the bond.  If the  security  is issued  for cash at a price  below its face amount, the  creditor-holder  must accrue original issue discount in income over the life of the debt.

     Investments  in securities of uncertain  tax  character.  The Portfolio may invest in securities  the U.S.  Federal income tax treatment of which may not be clear or may be subject to  recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Portfolio, it could affect the timing or character of income  recognized by the  Portfolio,  requiring the Portfolio to purchase or sell securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

     By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

o    provide your correct social security or taxpayer identification number,
o    certify that this number is correct,
o    certify that you are not subject to backup withholding, and
o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Portfolio  also must  withhold if the IRS  instructs it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors

     Non-U.S.  investors  (shareholders  who,  as to the  United  States,  are a nonresident alien individual,  foreign trust or estate, foreign corporation,  or foreign  partnership) may be subject to U.S.  withholding and estate tax and are subject to special  U.S.  tax  certification  requirements.  Non-U.S.  investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by the  Portfolio,  subject to an  exemption  for dividends  designated  as capital gain  dividends as described  below.  However, notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends.  In general,  capital gain dividends  designated by the Portfolio and paid from long-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident  alien individual  present in the United States for a period or periods aggregating 183 days or more during the taxable year.

                                       22

     Effectively  connected  income.  If  you  hold  your  Portfolio  shares  in connection  with a U.S.  trade  or  business,  your  income  and  gains  will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

U.S tax certification rules.

     Special U.S. tax certification requirements apply to non-U.S.  shareholders both to avoid U.S.  back up  withholding  imposed at a rate of 28% and to obtain the  benefits  of any treaty  between  the United  States and the  shareholder's country of residence. In general, a non-U.S. shareholder must provide a Form W-8
BEN (or other  applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced  rate of, or  exemption  from,  withholding  as a resident  of a country  with which the United  States has an income tax  treaty.  A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period  beginning  on the date  signed and ending on the last day of the third succeeding  calendar year unless an earlier  change of  circumstances  makes the information on the form incorrect.

U.S. estate tax.

     An individual  who, at the time of death,  is a non-U.S.  shareholder  will nevertheless  be subject to U.S.  federal  estate tax with  respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents,  unless a treaty exemption  applies.  If a treaty  exemption is available,  a decedent's estate  may  nonetheless  need to file a U.S.  estate  tax  return  to claim the exemption in order to obtain a U.S. federal transfer  certificate.  The transfer certificate will identify the property (i.e.,  Portfolio shares) as to which the
U.S.  federal  estate tax lien has been  released.  In the  absence of a treaty, there is a $13,000 statutory estate tax credit  (equivalent to U.S. situs assets with a value of $60,000).  For estates  with U.S.  situs assets of not more than
$60,000,  the  Portfolio  may  accept,  in lieu of a  transfer  certificate,  an affidavit from an appropriate  individual  evidencing that decedent's U.S. situs assets  are below  this  threshold  amount.  Transfers  by gift of shares of the
Portfolio by a non-U.S.  shareholder who is a nonresident  alien individual will not be subject to U.S.  federal  gift tax.  The tax  consequences  to a non-U.S.
shareholder  entitled to claim the benefits of an  applicable  tax treaty may be different  from  those  described  herein.  Non-U.S.  shareholders  are urged to consult their own tax advisers with respect to the particular  tax  consequences to them of an  investment  in the  Portfolio,  including  the  applicability  of foreign tax.

Effect of Future Legislation; Local Tax Considerations

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed herein, and any such changes or decisions  may  have a  retroactive  effect  with  respect  to the  transactions contemplated  herein.  Rules of state and local  taxation  of  ordinary  income, qualified  dividend  income and capital gain dividends may differ from the rules for U.S.  federal income taxation  described  above.  Distributions  may also be subject  to  additional  state,  local  and  foreign  taxes  depending  on  each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in the Portfolio.

     This  discussion of "Taxation of the  Portfolio" is not intended or written to be used as tax  advice  and does not  purport  to deal with all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

                              PROXY VOTING POLICIES

     The Board of  Directors  of the Fund has  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting  Guidelines")  adopted by the Advisor.  The
Voting Guidelines have been developed by Institutional  Shareholder Services, an independent third party service provider ("ISS"), except with respect to certain matters for which the Adviser has modified the standard ISS voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

                                       23

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee has formed a Corporate Governance Committee composed of certain officers,  directors and other personnel of the Advisor and has delegated to its members authority to
(i) oversee the voting of proxies,  (ii) make  determinations  as to how to vote certain specific proxies,  (iii) verify the on-going  compliance with the Voting
Policies,  and (iv) review the Voting  Policies  from time to time and recommend changes to the  Investment  Committee.  The Corporate  Governance  Committee may
designate  one or more of its members to oversee  specific,  ongoing  compliance with respect to the Voting  Policies and may  designate  other  personnel of the
Advisor to vote proxies on behalf of the  Portfolio,  including  all  authorized traders of the Advisor.

     The Advisor votes (or refrains from voting) proxies in a manner  consistent with the best  interests of the  Portfolio as  understood  by the Advisor at the time of the vote. Generally,  the Advisor analyzes proxy statements on behalf of the Portfolio in accordance with the Voting Policies and the Voting  Guidelines.
Most  proxies that the Advisor  receives  will be voted in  accordance  with the
Voting  Guidelines.  Since most proxies are voted in accordance  with the Voting
Guidelines,  it normally will not be necessary for the Advisor to make an actual determination  of how to vote a particular  proxy,  thereby largely  eliminating conflicts of interest for the Advisor during the proxy voting process.  However, the Proxy  Policies  do address the  procedures  to be followed if a conflict of interest  arises between the interests of the Portfolio and the interests of the
Advisor or its  affiliates.  If the Corporate  Governance  Committee  member has actual knowledge of a conflict of interest and recommends a vote contrary to the
Voting  Guidelines,  the  Advisor,  prior to  voting,  will fully  disclose  the conflict to the Board of Directors of the Fund,  or an  authorized  committee of the Board,  and vote the proxy in accordance  with the direction of the Board or its authorized committee.

     The  Advisor  will  usually  vote  proxies  in  accordance  with the Voting
Guidelines.  The Voting Guidelines provide a framework for analysis and decision making,  however,  the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances  related to a proxy  vote,  the  Advisor  reserves  the right to vote  counter to the Voting
Guidelines if, after a review of the matter,  the Advisor believes that the best interests  of  the  Portfolio  would  be  served  by  such  a  vote.  In  such a circumstance,  the  analysis  will be  documented  in writing  and  periodically presented to the Corporate Governance  Committee.  To the extent that the Voting
Guidelines do not cover potential  voting issues,  the Advisor will vote on such issues in a manner that is consistent  with the spirit of the Voting  Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

     The Advisor  votes (or refrains  from voting)  proxies in a manner that the
Advisor  determines is in the best interests of the Portfolio and which seeks to maximize the value of the Portfolio's  investments.  In some cases,  the Advisor may determine  that it is in the best interests of the Portfolio to refrain from exercising proxy voting rights.  The Advisor may determine that voting is not in the best  interest  of the  Portfolio  and  refrain  from  voting if the  costs, including the  opportunity  costs,  of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the  revenue-producing  value of loans  against the  difficult-to-assess value of casting  votes.  It is the Advisor's  belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome  of the vote  would not be  affected  by the  Advisor  recalling  loaned securities in order to ensure they are voted.  The Advisor does intend to recall securities  on loan if it  determines  that voting the  securities  is likely to materially affect the value of the Portfolio's  investment and that it is in the
Portfolio's best interests to do so. In cases where the Advisor does not receive a solicitation  or enough  information  within a sufficient  time (as reasonably determined by the Advisor) prior to the proxy-voting  deadline,  the Advisor may be unable to vote.

     With respect to non-U.S.  securities,  it is typically  both  difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions.  The Advisor does not vote proxies of non-U.S. companies if the
Advisor  determines  that the expected  economic costs from voting  outweigh the anticipated  economic  benefit to the  Portfolio  associated  with  voting.  The
Advisor  determines  whether  to  vote  proxies  of  non-U.S.   companies  on  a
portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of  companies  in a country.  The Advisor  periodically  reviews voting logistics,  including costs and other voting difficulties, on a portfolio by portfolio and country by country  basis,  in order to determine if there have been any material changes that would affect the Advisor's decision of whether or not to vote.  In the event the Advisor is made aware of and believes an issue to be voted is likely to  materially  affect the economic  value of the  Portfolio, that its vote is  reasonably  likely to influence  the  ultimate  outcome of the contest,  and the expected  benefits of voting the proxies exceed the costs, the
Advisor will make every reasonable effort to vote such proxies.

                                       24

     The Advisor has retained ISS to provide  certain  services  with respect to proxy voting.  ISS provides  information on shareholder  meeting dates and proxy materials;  translates proxy materials printed in a foreign  language;  provides research on proxy  proposals and voting  recommendations  in accordance with the
Voting  Guidelines;  effects  votes on behalf  of the  Portfolio;  and  provides reports  concerning  the proxies  voted.  Although  the Advisor may consider the
recommendations   of  ISS  on  proxy  issues,  the  Advisor  remains  ultimately responsible for all proxy voting decisions.

     Information  regarding  how the  Portfolio  voted  proxies  related  to its portfolio  securities  during the 12 month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request, by calling collect:  (310) 395-8005 or (ii) on the Advisor's website at
http://www.dimensional.com   and   (iii)   on  the   Commission's   website   at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are reasonably  designed to ensure that  disclosure of Holdings
Information is in the best interests of the  shareholders of the Portfolio,  and
(2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online  Disclosure  of  Portfolio  Holdings   Information.   The  Portfolio
generally  discloses up to its twenty-five  largest  portfolio  holdings and the percentages  that each of these  largest  portfolio  holdings  represent  of the
Portfolio's total assets ("largest holdings"),  as of the most recent month-end, online  at the  Advisor's  public  website,  http://www.dimensional.com,  within twenty days after the end of each month. This online disclosure may also include information  regarding  the  Portfolio's  industry  allocations.  The  Portfolio generally discloses its complete Holdings  Information (other than cash and cash
equivalents),   as  of  month-end,  online  at  the  Advisor's  public  website,
http://www.dimensional.com, three months following the month-end.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairman,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current  non-public  Holdings  Information,  and  (ii)  execute  a Use and
Nondisclosure Agreement (each a "Nondisclosure  Agreement").  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the  Portfolio's  trading  strategies  or pending  portfolio  transactions.  The non-public  Holdings  Information  provided to a Recipient under a Nondisclosure
Agreement,  unless  indicated  otherwise,  is not subject to a time delay before dissemination.

     As of the date of this SAI,  the  Advisor  and the  Portfolio  had  ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

             Recipient                     Business Purpose                          Frequency
------------------------------ ----------------------------------------------------- ------------------------
Citibank, N.A.                 Fund Custodian                                        Daily
------------------------------ ----------------------------------------------------- ------------------------
PFPC Inc.                      Fund Administrator, Accounting Agent and Transfer     Daily
                               Agent

                                       25

------------------------------ ----------------------------------------------------- ------------------------
PricewaterhouseCoopers LLP     Independent registered public accounting firm         Semi-annually
                                                                                     (based on fiscal year)
------------------------------ ----------------------------------------------------- ------------------------
Pricing Service Vendor         Fair value information services                       Daily
------------------------------ ----------------------------------------------------- ------------------------
Citibank North American, Inc.  Middle office operational support service provider    Daily
                               to the Advisor
------------------------------ ----------------------------------------------------- ------------------------
KLD Research & Analytics       Social Screen Provider                                Quarterly

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order  to  perform  their  business  functions.  None of the  Portfolio,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and the Portfolio,  and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) the Portfolio has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   Disclosure   of  Portfolio   Holdings  and  Receipt  of
Compensation.  No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com,  in writing, by fax, by e-mail,  orally,  or by other means)  except in  accordance  with the
Policy. In addition,  no person is authorized to make disclosure pursuant to the
Policy if such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy prohibits the Portfolio,  the Advisor,  or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to

                                       26

inappropriate  uses,  particularly in the hands of sophisticated  investors,  or that the Holdings  Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, is the Fund's independent registered public accounting firm. It audits the Fund's annual financial  statements.  Because the
Portfolio  had not  commenced  operations  as of November 30,  2007,  the annual reports of the Fund for the fiscal year ended  November  30, 2007 do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations  that track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

                                       27

                                    APPENDIX

                                U.S. Proxy Voting

The  following  is a concise  summary of the Voting  Guidelines  for voting U.S.
proxies.

1. AUDITORS
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:

o    An auditor has a financial interest in or association with the company, and is therefore not independent;
o    There is reason to believe  that the  independent  auditor has  rendered an opinion which is neither accurate nor indicative of the company's financial position;
o    Poor  accounting  practices are identified  that rise to a serious level of concern,  such as: fraud;  misapplication of GAAP; and material  weaknesses identified in Section 404 disclosures; or
o    Fees for non-audit services ("other" fees) are excessive.

Vote  CASE-BY-CASE  on  shareholder  proposals  asking for audit firm  rotation, taking into account:

o    The tenure of the audit firm;
o    The length of rotation specified in the proposal;
o    Any significant audit-related issues at the company;
o    The number of audit committee meetings held each year;
o    The number of financial experts serving on the committee; and
o    Whether  the company has a periodic  renewal  process  where the auditor is evaluated for both audit quality and competitive price.

2. BOARD OF DIRECTORS
Voting on Director Nominees in Uncontested Elections
Vote AGAINST or WITHHOLD from individual directors who:

o    Attend less than 75 percent of the board and committee  meetings  without a valid excuse;
o    Sit on more than six public company boards; *
o    Are CEOs of public  companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.

Vote AGAINST or WITHHOLD  from all nominees of the board of  directors,  (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

o    The company's proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee  meetings,  but fails to provide the required  disclosure  of the names of the directors  involved.  If this information cannot be obtained,  vote  against/withhold  from all incumbent directors;

o    The company's  poison pill has a dead-hand or modified  dead-hand  feature.
     Vote against/withhold every year until this feature is removed;

o    The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to  shareholder  vote within 12 months of adoption
     (or in the case of an newly public company, does not commit to put the pill to a shareholder  vote within 12 months following the IPO), or reneges on a commitment  to put  the  pill  to a  vote,  and  has  not  yet  received  a withhold/against recommendation for this issue;

________________

*    Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

                                      A-1

o    The board failed to act on a shareholder proposal that received approval by a majority  of the  shares  outstanding  the  previous  year (a  management proposal with other than a FOR  recommendation  by  management  will not be considered as sufficient action taken);
o    The board failed to act on a shareholder proposal that received approval of the  majority  of shares cast for the  previous  two  consecutive  years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
o    The board  failed to act on  takeover  offers  where  the  majority  of the shareholders tendered their shares;
o    At the previous board election,  any director received more than 50 percent withhold/against  votes of the shares  cast and the  company  has failed to address the underlying issue(s) that caused the high withhold/against vote;
o    The company is a Russell  3000  company  that  underperformed  its industry group (GICS group) under ISS' "Performance Test for Directors" policy;
o    The  board is  classified,  and a  continuing  director  responsible  for a problematic  governance  issue  at the  board/committee  level  that  would warrant a withhold/against  vote recommendation is not up for election--any or all appropriate nominees (except new) may be held accountable.

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:

o    The inside or affiliated  outside  director  serves on any of the three key committees: audit, compensation, or nominating;
o    The company lacks an audit,  compensation,  or nominating committee so that the full board functions as that committee;
o    The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
o    The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the audit committee if:

o    The non-audit fees paid to the auditor are excessive (see discussion  under
     "Auditor Ratification");
o    Poor accounting  practices are identified  which rise to a level of serious concern,  such as: fraud;  misapplication of GAAP; and material  weaknesses identified in Section 404 disclosures; or
o    There is  persuasive  evidence  that the audit  committee  entered  into an inappropriate  indemnification  agreement  with its auditor that limits the ability of the company,  or its  shareholders,  to pursue  legitimate legal recourse against the audit firm.
Vote AGAINST or WITHHOLD from the members of the compensation committee if:

o    There is a  negative  correlation  between  the chief  executive's  pay and company performance;
o    The  company  reprices   underwater   options  for  stock,  cash  or  other
     consideration without prior shareholder approval,  even if allowed in their equity plan;
o    The  company  fails to submit  one-time  transfers  of stock  options  to a shareholder vote;
o    The company  fails to fulfill the terms of a burn-rate  commitment  made to shareholders;
o    The company has backdated options (see "Options Backdating" policy);
o    The  company  has poor  compensation  practices  (see "Poor Pay  Practices"
     policy).  Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors,  individually or the entire board,  for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote  AGAINST  proposals  to classify  the board.  Vote FOR  proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.  Generally vote
FOR proposals to restore or provide for cumulative voting unless:

o    The company has proxy access or a similar  structure to allow  shareholders to nominate directors to the company's ballot; and
o    The company  has adopted a majority  vote  standard,  with a carve-out  for plurality  voting in  situations  where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

                                      A-2

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder  proposals requiring that the chairman's position be filled by an independent  director,  unless there are  compelling  reasons to recommend against the proposal, such as a counterbalancing governance structure.
This should include all the following:

o    Designated lead director, elected by and from the independent board members
     with  clearly   delineated  and   comprehensive   duties.   (The  role  may
     alternatively reside with a presiding director,  vice chairman, or rotating lead  director;  however the  director  must serve a minimum of one year in order to qualify as a lead  director.) The duties should  include,  but are not limited to, the following:

     -    presides  at all  meetings  of the board at which the  chairman is not present, including executive sessions of the independent directors;

     -    serves as liaison between the chairman and the independent directors;

     -    approves information sent to the board;

     -    approves meeting agendas for the board;

     -    approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

     -    has the authority to call meetings of the independent directors;

     -    if requested by major  shareholders,  ensures that he is available for consultation and direct communication;

o    The  company  publicly   discloses  a  comparison  of  the  duties  of  its
     independent lead director and its chairman;
o    The company publicly  discloses a sufficient  explanation of why it chooses not to give the position of chairman to the independent lead director,  and instead combine the chairman and CEO positions;
o    Two-thirds independent board;
o    All independent key committees;
o    Established governance guidelines;
o    The company should not have  underperformed both its peers and index on the basis of both one-year and three-year total  shareholder  returns*,  unless there has been a change in the Chairman/CEO position within that time; and
o    The company does not have any problematic governance issues.

Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided,  evaluate on a
CASE-BY-CASE basis.

_____________________________

*    The industry  peer group used for this  evaluation is the average of the 12 companies in the same  six-digit  GICS group that are closest in revenue to the company.  To fail, the company must underperform its index and industry group on all four  measures  (one- and  three-year  on  industry  peers and index).

                                      A-3

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding  resolutions  requesting that the board change the company's  bylaws to stipulate that directors need to be elected with an  affirmative  majority of votes cast,  provided it does not conflict with the state law where the company is incorporated.  Binding  resolutions need to allow for a carve-out for a plurality  vote standard when there are more nominees than board seats.  Companies are strongly  encouraged  to also adopt a  post-election policy  (also  known  as  a  director  resignation  policy)  that  will  provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote  shareholder  proposals  asking for open or proxy access on a  CASE-BY-CASE basis, taking into account:

o    The ownership threshold proposed in the resolution;

o    The proponent's rationale for the proposal at the targeted company in terms of board and director conduct.

3. PROXY CONTESTS

Voting for Director Nominees in Contested Elections
Vote  CASE-BY-CASE  on  the  election  of  directors  in  contested   elections,
considering the following factors:

o    Long-term  financial  performance  of the target  company  relative  to its industry;

o    Management's track record;

o    Background to the proxy contest;

o    Qualifications of director nominees (both slates);

o    Strategic  plan  of  dissident  slate  and  quality  of  critique   against
     management;

o    Likelihood  that the proposed  goals and  objectives  can be achieved (both slates);

o    Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy  solicitation  expenses.  When voting  in  conjunction  with  support  of  a  dissident  slate,  vote  FOR  the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally  vote FOR  shareholder  proposals  calling  for the  reimbursement  of reasonable  costs incurred in connection  with nominating one or more candidates in a contested election where the following apply:

o    The  election  of fewer than 50 percent of the  directors  to be elected is contested in the election;

o    One or more of the dissident's candidates is elected;

o    Shareholders are not permitted to cumulate their votes for directors; and

o    The election occurred,  and the expenses were incurred,  after the adoption of this bylaw.

4. TAKEOVER DEFENSES

Poison Pills

Vote FOR  shareholder  proposals  requesting  that the company submit its poison pill  to a  shareholder  vote  or  redeem  it  UNLESS  the  company  has:  (1) A shareholder  approved  poison  pill in place;  or (2) The  company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

o    Shareholders have approved the adoption of the plan; or

o    The board,  in its exercise of its fiduciary  responsibilities,  determines that it is in the best interest of shareholders  under the circumstances to adopt a pill without the delay that would  result from seeking  stockholder approval (i.e., the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire.  If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR  shareholder  proposals  calling  for poison  pills to be put to a vote within a year after  adoption.  If the company has no  non-shareholder  approved poison  pill in place and has  adopted  a policy  with the  provisions  outlined above, vote AGAINST the proposal.  If these conditions are not met, vote FOR the proposal,  but with the caveat that a vote within 12 months would be  considered sufficient.

                                      A-4

Vote CASE-by-CASE on management proposals on poison pill ratification,  focusing on the features of the shareholder  rights plan. Rights plans should contain the following attributes:

o    No lower than a 20 percent trigger, flip-in or flip-over;

o    A term of no more than three years;

o    No  dead-hand,  slow-hand,  no-hand,  or similar  feature  that  limits the ability of a future board to redeem the pill;

o    Shareholder  redemption  feature  (qualifying  offer clause);  if the board refuses to redeem the pill 90 days after a qualifying  offer is  announced,
     10  percent of the  shares  may call a special  meeting,  or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Call Special Meetings
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special  meetings.  Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST  proposals to require a  supermajority  shareholder  vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS
For mergers and  acquisitions,  review and evaluate the merits and  drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

o    Valuation - Is the value to be received by the target shareholders (or paid by the  acquirer)  reasonable?  While the  fairness  opinion may provide an initial starting point for assessing valuation reasonableness,  emphasis is placed on the offer premium, market reaction and strategic rationale.
o    Market  reaction - How has the market  responded  to the  proposed  deal? A negative market reaction should cause closer scrutiny of a deal.
o    Strategic rationale - Does the deal make sense strategically? From where is the  value  derived?  Cost  and  revenue  synergies  should  not be  overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable  track  record of  successful  integration  of  historical acquisitions.
o    Negotiations and process - Were the terms of the transaction  negotiated at arm's-length?  Was the process fair and equitable?  A fair process helps to ensure the best price for shareholders.  Significant negotiation "wins" can also  signify the deal makers'  competency.  The  comprehensiveness  of the sales process (e.g.,  full auction,  partial auction,  no auction) can also affect shareholder value.
o    Conflicts  of  interest  - Are  insiders  benefiting  from the  transaction
     disproportionately   and   inappropriately   as  compared  to   non-insider
     shareholders?  As the result of  potential  conflicts,  the  directors  and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.  Consider whether these interests may have  influenced  these  directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading  indicator of the true value transfer from shareholders to insiders.  Where such figure appears to be excessive,  analyze the underlying  assumptions  to determine  whether a potential conflict exists.
o    Governance  - Will the combined  company have a better or worse  governance profile than the current  governance  profiles of the respective parties to the transaction?  If the governance profile is to change for the worse, the burden is on the  company to prove that other  issues  (such as  valuation)
     outweigh any deterioration in governance.

6. STATE OF INCORPORATION
Reincorporation Proposals

Vote  CASE-BY-CASE  on proposals to change a company's  state of  incorporation, taking into  consideration  both  financial and corporate  governance  concerns, including:

o    The reasons for reincorporating;

o    A comparison of the governance provisions;

o    Comparative economic benefits; and

o    A comparison of the jurisdictional laws.

                                      A-5

7. CAPITAL STRUCTURE
Common Stock Authorization

Vote  CASE-BY-CASE on proposals to increase the number of shares of common stock authorized  for issuance  using a model  developed by ISS. Vote FOR proposals to approve  increases beyond the allowable  increase when a company's shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

In  addition,  for  capital  requests  less than or equal to 300  percent of the current  authorized  shares that  marginally  fail the calculated  allowable cap
(i.e.,  exceed the allowable cap by no more than 5 percent),  on a  CASE-BY-CASE basis, vote FOR the increase based on the company's  performance and whether the company's ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

o    Rationale;
o    Good  performance  with  respect  to peers and index on a  five-year  total shareholder return basis;
o    Absence of non-shareholder approved poison pill;
o    Reasonable equity compensation burn rate;
o    No non-shareholder approved pay plans; and
o    Absence of egregious equity compensation practices.

Dual-Class Stock

Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting  rights.  Vote AGAINST  proposals at companies  with  dual-class  capital structures  to increase  the number of  authorized  shares of the class of stock that has superior  voting  rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

o    It is  intended  for  financing  purposes  with  minimal or no  dilution to current shareholders;
o    It  is  not  designed  to  preserve  the  voting  power  of an  insider  or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST  proposals that increase  authorized  common stock for the explicit purpose of  implementing  a  non-shareholder  approved  shareholder  rights plan
(poison pill).

Preferred Stock

Vote  AGAINST  proposals  authorizing  the  creation of new classes of preferred stock with unspecified  voting,  conversion,  dividend  distribution,  and other rights ("blank check" preferred  stock),  and AGAINST  proposals to increase the number of blank check  preferred  stock  authorized  for issuance when no shares have been issued or  reserved  for a specific  purpose.  Vote FOR  proposals  to create  "declawed"  blank check  preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.  Vote CASE-BY-CASE on  proposals  to increase  the number of blank  check  preferred  shares  after analyzing the number of preferred  shares  available for issue given a company's industry and performance in terms of shareholder returns.

8. EXECUTIVE AND DIRECTOR COMPENSATION
Equity Compensation Plans

Vote  CASE-BY-CASE on equity-based  compensation  plans. Vote AGAINST the equity plan if any of the following factors apply:

o    The total cost of the company's equity plans is unreasonable;
o    The plan  expressly  permits the repricing of stock  options  without prior shareholder approval;
o    There is a disconnect between CEO pay and the company's performance;
o    The  company's  three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or
o    The plan is a vehicle for poor pay practices.

                                      A-6

Poor Pay Practices

Vote  AGAINST or WITHHOLD  from  compensation  committee  members,  the CEO, and potentially  the entire board, if the company has poor  compensation  practices.
Vote  AGAINST  equity  plans if the  plan is a  vehicle  for  poor  compensation practices. The following practices,  while not exhaustive,  are examples of poor compensation practices:

o    Egregious  employment  contracts  (e.g.,  multi-year  guarantees for salary increases, bonuses, and equity compensation);
o    Excessive  perks (overly  generous cost and/or  reimbursement  of taxes for personal use of corporate  aircraft,  personal security systems maintenance and/or installation,  car allowances,  and/or other excessive  arrangements relative to base salary);
o    Abnormally large bonus payouts without  justifiable  performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate  explanation of the action and the link to performance);
o    Egregious  pension/SERP  (supplemental  executive  retirement plan) payouts
     (inclusion  of  additional  years of  service  not  worked  that  result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;
o    New CEO with overly generous new hire package (e.g., excessive "make whole"
     provisions);
o    Excessive  severance  and/or  change-in-control  provisions:  Inclusion  of excessive change-in-control or severance payments,  especially those with a multiple in excess of 3X cash pay;

     -    Severance  paid for a  "performance  termination,"  (i.e.,  due to the executive's  failure  to  perform  job  functions  at the  appropriate level);

     -    Change-in-control   payouts   without  loss  of  job  or   substantial
          diminution of job duties (single-triggered);

     -    Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;

o    Poor disclosure practices,  (unclear explanation of how the CEO is involved
     in  the  pay  setting  process,   retrospective   performance  targets  and
     methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);
o    Internal pay disparity (e.g.,  excessive differential between CEO total pay and that of next highest-paid named executive officer);
o    Other excessive compensation payouts or poor pay practices at the company.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.

On occasion,  director  stock plans that set aside a relatively  small number of shares when combined with employee or executive  stock  compensation  plans will exceed the allowable cap. Vote for the plan if ALL of the following  qualitative factors  in the  board's  compensation  are  met  and  disclosed  in  the  proxy statement:

o    Director  stock  ownership  guidelines  with a minimum  of three  times the annual cash retainer.
o    Vesting schedule or mandatory holding/deferral period:

     -    A minimum  vesting  of three  years for stock  options  or  restricted stock; or

     -    Deferred stock payable at the end of a three-year deferral period.

o    Mix between cash and equity:

     -    A balanced  mix of cash and  equity,  for  example 40 percent  cash/60 percent equity or 50 percent cash/50 percent equity; or

     -    If the mix is heavier on the equity component, the vesting schedule or deferral  period  should be more  stringent,  with the  lesser of five years or the term of directorship.

o    No retirement/benefits  and perquisites provided to non-employee directors;
     and
o    Detailed disclosure  provided on cash and equity compensation  delivered to each non-employee  director for the most recent fiscal year in a table. The column  headers  for the  table may  include  the  following:  name of each non-employee  director,  annual  retainer,  board meeting  fees,  committee retainer, committee-meeting fees, and equity grants.

                                      A-7

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified  employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

o    Purchase price is at least 85 percent of fair market value;
o    Offering period is 27 months or less; and
o    The  number of shares  allocated  to the plan is 10  percent or less of the outstanding shares.

Vote AGAINST qualified  employee stock purchase plans where any of the following apply:

o    Purchase price is less than 85 percent of fair market value; or
o    Offering period is greater than 27 months; or
o    The number of shares  allocated  to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote  CASE-by-CASE  on  nonqualified  employee  stock purchase  plans.  Vote FOR nonqualified employee stock purchase plans with all the following features:

o    Broad-based  participation  (i.e.,  all  employees  of the company with the exclusion of individuals with 5 percent or more of beneficial  ownership of the company);
o    Limits on  employee  contribution,  which may be a fixed  dollar  amount or expressed as a percent of base salary;
o    Company matching contribution up to 25 percent of employee's  contribution, which is effectively a discount of 20 percent from market value;
o    No discount  on the stock  price on the date of  purchase  since there is a company matching contribution.

Vote AGAINST  nonqualified  employee  stock  purchase plans when any of the plan features do not meet the above criteria.  If the company  matching  contribution exceeds 25 percent of  employee's  contribution,  evaluate  the cost of the plan against its allowable cap.

Options Backdating

In cases where a company  has  practiced  options  backdating,  vote  AGAINST or
WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the  board.  Vote  AGAINST  or  WITHHOLD  from  the  compensation committee members who oversaw the questionable options practices or from current compensation  committee  members  who fail to respond to the issue  proactively, depending on several factors, including, but not limited to:

o    Reason  and  motive  for the  options  backdating  issue  (inadvertent  vs.
     deliberate grant date changes);
o    Length of time of options backdating;
o    Size of restatement due to options backdating;
o    Corrective  actions taken by the board or compensation  committee,  such as canceling or repricing  backdated options, or recoupment of option gains on backdated grants;
o    Adoption of a grant  policy that  prohibits  backdating,  and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management  proposals seeking approval to  exchange/reprice options, considering:

o    Historic trading  patterns--the  stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;
o    Rationale  for  the   re-pricing--was   the  stock  price  decline   beyond
     management's control?
o    Is this a value-for-value exchange?
o    Are surrendered stock options added back to the plan reserve?
o    Option  vesting--does  the  new  option  vest  immediately  or is  there  a black-out period?
o    Term of the option--the term should remain the same as that of the replaced option;
o    Exercise price--should be set at fair market or a premium to market;
o    Participants--executive officers and directors should be excluded.

If the surrendered  options are added back to the equity plans for  re-issuance, then also take into consideration the company's three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal.  The proposal should clearly articulate why the board is  choosing  to conduct an  exchange  program at this point in time.  Repricing underwater  options after a recent precipitous drop in

                                      A-8

the company's  stock price  demonstrates  poor timing.  Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal.  At a minimum,  the decline should not have happened within the past year.  Also,  consider the terms of the  surrendered  options,  such as the grant date,  exercise  price and vesting  schedule.  Grant dates of  surrendered options should be far enough back (two to three years) so as not to suggest that repricings  are  being  done to take  advantage  of  short-term  downward  price movements.  Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote  CASE-by-CASE on plans that provide  participants with the option of taking all or a portion of their cash  compensation in the form of stock,  and on plans that do not provide a dollar-for-dollar  cash for stock exchange. In cases where the exchange is not dollar-for-dollar,  the request for new or additional shares for such equity  program will be considered  using the binomial  option  pricing model.  In an effort to capture the total cost of total  compensation,  ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR
non-employee   director-only  equity  plans  that  provide  a  dollar-for-dollar cash-for-stock exchange.

Transfer Programs of Stock Options

Vote AGAINST or WITHHOLD  from  compensation  committee  members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

o    Executive   officers  and   non-employee   directors   are  excluded   from
     participating;
o    Stock  options are purchased by  third-party  financial  institutions  at a
     discount  to  their  fair  value  using  option   pricing  models  such  as
     Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
o    There is a  two-year  minimum  holding  period for sale  proceeds  (cash or stock) for all participants.

Additionally,  management  should provide a clear explanation of why options are being  transferred  and  whether  the events  leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price  volatility  should  indicate  if  the  options  are  likely  to  be  back
"in-the-money" over the near term.

Vote AGAINST equity plan  proposals if the details of ongoing  Transfer of Stock
Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to  shareholders.  The specific  criteria to be  considered in evaluating these proposals include, but not limited, to the following:

o    Eligibility;
o    Vesting;
o    Bid-price;
o    Term of options;
o    Transfer  value to  third-party  financial  institution,  employees and the company.

Amendments to existing plans that allow for introduction of  transferability  of stock options should make clear that only options granted  post-amendment  shall be transferable.

Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)

Generally,  vote FOR shareholder proposals that call for non-binding shareholder ratification  of the  compensation  of the  named  executive  officers  and  the accompanying narrative disclosure of material factors provided to understand the
Summary Compensation Table.

Compensation Consultants--Disclosure of Board or Company's Utilization

Generally  vote FOR  shareholder  proposals  seeking  disclosure  regarding  the company,  board,  or compensation  committee's use of compensation  consultants, such as company name, business relationship(s) and fees paid.

                                      A-9

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally,  vote FOR  shareholder  proposals  seeking  additional  disclosure of executive and director pay  information,  provided the information  requested is relevant to  shareholders'  needs,  would not put the  company at a  competitive disadvantage  relative  to its  industry,  and is not unduly  burdensome  to the company.

Vote  AGAINST   shareholder   proposals   seeking  to  set  absolute  levels  on
compensation  or  otherwise  dictate  the amount or form of  compensation.  Vote
AGAINST  shareholder  proposals  requiring  director fees be paid in stock only.
Vote CASE-BY-CASE on all other  shareholder  proposals  regarding  executive and director pay, taking into account company  performance,  pay level versus peers, pay level versus industry, and long-term corporate outlook.

Pay for Superior Performance

Generally vote FOR shareholder  proposals based on a case-by-case  analysis that requests  the board  establish a  pay-for-superior  performance  standard in the company's compensation plan for senior executives.  The proposal should have the following principles:

o    Sets compensation targets for the plan's annual and long-term incentive pay components at or below the peer group median;

o    Delivers a majority of the plan's  target  long-term  compensation  through performance-vested, not simply time-vested, equity awards;

o    Provides the strategic  rationale and relative  weightings of the financial and  non-financial  performance  metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

o    Establishes  performance targets for each plan financial metric relative to the performance of the company's peer companies;

o    Limits payment under the annual and performance-vested  long-term incentive components  of the plan to when the company's  performance  on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

o    What  aspects  of the  company's  annual  and  long-term  equity  incentive programs are performance-driven?

o    If the annual and  long-term  equity  incentive  programs  are  performance driven,  are  the  performance  criteria  and  hurdle  rates  disclosed  to shareholders or are they benchmarked against a disclosed peer group?

o    Can shareholders  assess the correlation  between pay and performance based on the current disclosure?

o    What type of industry and stage of business  cycle does the company  belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder  proposal  requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based  and requesting that the board adopt and disclose  challenging performance metrics to shareholders, based on the following analytical steps:

o    First,   vote   FOR   shareholder   proposals   advocating   the   use   of
     performance-based  equity awards, such as performance contingent options or restricted  stock,  indexed options or premium-priced  options,  unless the proposal is overly  restrictive or if the company has demonstrated  that it is using a "substantial"  portion of  performance-based  awards for its top executives.  Standard stock options and  performance-accelerated  awards do not  meet  the  criteria  to be  considered  as  performance-based  awards.
     Further,  premium-priced  options  should  have a  premium  of at  least 25 percent and higher to be considered performance-based awards.

o    Second, assess the rigor of the company's performance-based equity program.
     If the bar set for the  performance-based  program  is too low based on the company's  historical  or peer  group  comparison,  generally  vote FOR the proposal.  Furthermore,  if target  performance  results in an above target payout, vote FOR the shareholder  proposal due to program's poor design. If
     the   company   does  not   disclose   the   performance   metric   of  the
     performance-based   equity  program,  vote  FOR  the  shareholder  proposal
     regardless of the outcome of the first step to the test.

In general,  vote FOR the shareholder proposal if the company does not meet both of these two requirements.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally  vote  FOR  shareholder   proposals  calling  for  certain  principles
regarding the use of prearranged  trading plans (10b5-1  plans) for  executives.
These principles include:

o    Adoption,  amendment,  or  termination  of a 10b5-1 plan must be  disclosed within two business days in a Form 8-K;

                                      A-10

o    Amendment  or early  termination  of a 10b5-1  plan is  allowed  only under extraordinary circumstances, as determined by the board;

o    Ninety days must elapse between  adoption or amendment of a 10b5-1 plan and initial trading under the plan;

o    Reports on Form 4 must  identify  transactions  made  pursuant  to a 10b5-1 plan;

o    An executive may not trade in company stock outside the 10b5-1 Plan.

o    Trades  under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a  CASE-BY-CASE  on proposals to recoup  unearned  incentive  bonuses or other  incentive  payments made to senior  executives if it is later  determined that fraud, misconduct, or negligence significantly contributed to a restatement
of  financial   results   that  led  to  the  awarding  of  unearned   incentive
compensation, taking into consideration:

o    If the company has adopted a formal recoupment bonus policy; or

o    If the  company  has  chronic  restatement  history or  material  financial problems.

Severance Agreements for Executives/Golden Parachutes

Vote FOR  shareholder  proposals  requiring that golden  parachutes or executive severance  agreements  be submitted  for  shareholder  ratification,  unless the proposal  requires  shareholder  approval  prior  to  entering  into  employment contracts.  Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes.  An acceptable  parachute should include, but is not limited to, the following:

o    The triggering mechanism should be beyond the control of management;

o    The amount  should not exceed  three  times  base  amount  (defined  as the average annual taxable W-2 compensation  during the five years prior to the change of control);

o    Change-in-control  payments should be  double-triggered,  i.e., (1) after a change in control has taken place,  and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally  vote  FOR  shareholder  proposals  requesting  to  put  extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.  Generally vote FOR shareholder  proposals requesting to limit  the  executive  benefits  provided  under the  company's  supplemental executive  retirement plan (SERP) by limiting  covered  compensation to a senior executive's  annual  salary and excluding of all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.

9. CORPORATE SOCIAL RESPONSIBILITY (CSR) ISSUES
Consumer Lending

Vote CASE-BY CASE on requests for reports on the  company's  lending  guidelines and procedures,  including the establishment of a board committee for oversight, taking into account:

o    Whether the company has adequately  disclosed mechanisms to prevent abusive lending practices;

o    Whether the company has  adequately  disclosed the  financial  risks of the lending products in question;

o    Whether the  company  has been  subject to  violations  of lending  laws or serious lending controversies;

o    Peer companies' policies to prevent abusive lending practices.

Pharmaceutical Pricing

Generally vote AGAINST proposals  requesting that companies  implement  specific price restraints on  pharmaceutical  products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote  CASE-BY-CASE  on  proposals  requesting  that the company  evaluate  their product pricing considering:

o    The existing level of disclosure on pricing policies;

o    Deviation from established industry pricing norms;

o    The  company's  existing  initiatives  to  provide  its  products  to needy consumers;

                                      A-11

o    Whether the proposal focuses on specific products or geographic regions.

Product Safety and Toxic Materials

Generally  vote FOR proposals  requesting the company to report on its policies, initiatives/procedures,  and  oversight  mechanisms  related to toxic  materials and/or product safety in its supply chain, unless:

o    The company already discloses similar  information through existing reports or  policies  such as a supplier  code of conduct  and/or a  sustainability report;

o    The  company  has  formally  committed  to the  implementation  of a  toxic materials  and/or product safety and supply chain  reporting and monitoring program  based on industry  norms or similar  standards  within a specified time frame; and

o    The  company  has  not  been  recently  involved  in  relevant  significant controversies or violations.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic  chemicals  and/or evaluate and disclose the financial  and legal risks  associated  with  utilizing  certain  chemicals, considering:

o    Current regulations in the markets in which the company operates;

o    Recent significant  controversy,  litigation,  or fines stemming from toxic chemicals or ingredients at the company; and

o    The current level of disclosure on this topic.

Climate Change

In general, vote FOR resolutions  requesting that a company disclose information on the impact of climate change on the company's operations unless:

o    The company already provides current, publicly available information on the perceived  impact  that  climate  change may have on the company as well as
     associated   policies   and   procedures   to  address  such  risks  and/or
     opportunities;

o    The  company's  level  of  disclosure  is  comparable  to  or  better  than information provided by industry peers; and

o    There are no significant fines,  penalties,  or litigation  associated with the company's environmental performance.

Greenhouse Gas Emissions

Generally  vote FOR proposals  requesting a report on  greenhouse  gas emissions from company  operations  and/or  products  unless this  information  is already publicly  disclosed or such factors are not  integral to the  company's  line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent,  significant fines, or litigation resulting from greenhouse gas emissions.

Political Contributions and Trade Associations Spending

Generally  vote  AGAINST  proposals  asking  the  company  to  affirm  political nonpartisanship in the workplace so long as:

o    The  company  is in  compliance  with laws  governing  corporate  political activities; and

o    The company has  procedures in place to ensure that employee  contributions to  company-sponsored  political  action  committees  (PACs)  are  strictly voluntary and not coercive.

Vote AGAINST  proposals to publish in newspapers  and public media the company's political  contributions as such publications could present  significant cost to
the  company  without  providing   commensurate  value  to  shareholders.

Vote  CASE-BY-CASE  on  proposals  to  improve  the  disclosure  of a  company's political contributions and trade association spending, considering:

o    Recent  significant  controversy  or  litigation  related to the  company's political contributions or governmental affairs; and

o    The public availability of a company policy on political  contributions and
     trade  association   spending   including   information  on  the  types  of
     organizations  supported,  the  business  rationale  for  supporting  these organizations,  and the oversight and compliance procedures related to such expenditures.

                                      A-12

Vote AGAINST proposals barring the company from making political  contributions.
Businesses are affected by legislation  at the federal,  state,  and local level and barring  contributions  can put the company at a  competitive  disadvantage.
Vote  AGAINST  proposals  asking  for a list of company  executives,  directors, consultants,  legal counsels,  lobbyists,  or investment bankers that have prior government service and whether such service had a bearing on the business of the company.  Such a list would be  burdensome  to  prepare  without  providing  any meaningful information to shareholders.

Sustainability Reporting

Generally  vote FOR proposals  requesting  the company to report on policies and initiatives  related  to social,  economic,  and  environmental  sustainability, unless:

o    The company already discloses similar  information through existing reports or policies such as an  environment,  health,  and safety (EHS)  report;  a comprehensive code of corporate conduct; and/or a diversity report; or

o    The company has  formally  committed to the  implementation  of a reporting program based on Global Reporting  Initiative (GRI) guidelines or a similar standard within a specified time frame.

                                      A-13

                              Non-U.S. Proxy Voting

The following is a concise summary of the Voting  Guidelines for voting non-U.S.
proxies.

1. OPERATIONAL ITEMS
Financial Results/Director and Auditor Reports

Vote FOR approval of  financial  statements  and  director and auditor  reports, unless:

o    There are concerns about the accounts  presented or audit  procedures used;
     or

o    The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals  authorizing  the board to fix auditor fees, unless:

o    There are  serious  concerns  about  the  accounts  presented  or the audit procedures used;

o    The auditors are being changed without explanation; or

o    Non-audit-related  fees are  substantial  or are  routinely  in  excess  of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive  capacity or can otherwise be considered  affiliated with the company.

Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:

o    There are serious  concerns  about the statutory  reports  presented or the audit procedures used;

o    Questions exist  concerning any of the statutory  auditors being appointed;
     or

o    The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:

o    The dividend  payout ratio has been  consistently  below 30 percent without adequate explanation; or

o    The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST  proposals  that do not allow for a cash option  unless  management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR  resolutions  to change a  company's  fiscal  term  unless a  company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below
5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote  proposals  to amend  quorum  requirements  for  shareholder  meetings on a
CASE-BY-CASE basis.

                                      A-14

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS
Director Elections

Vote FOR management nominees in the election of directors, unless:

o    Adequate disclosure has not been provided in a timely manner;

o    There are clear concerns over questionable finances or restatements;

o    There have been questionable transactions with conflicts of interest;

o    There are any records of abuses against minority shareholder interests; or

o    The board fails to meet minimum corporate governance standards.

Vote FOR  individual  nominees  unless  there are  specific  concerns  about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST  shareholder  nominees  unless they  demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST  individual  directors if repeated  absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor  representatives  if they sit on either the audit or  compensation  committee  and are required by law to be on those  committees.
Vote AGAINST  employee  and/or labor  representatives  if they sit on either the audit  or  compensation  committee,  if they  are not  required  to be on  those committees.

                                      A-15

ISS Classification of Directors - International Policy 2008

----------------------------------------------------------------------------------------------------------------------
Executive Director

     o    Employee or executive of the company;

     o    Any  director  who is  classified  as a  non-executive,  but  receives salary,  fees, bonus,  and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

     o    Any director who is attested by the board to be a non-independent NED;

     o    Any  director  specifically   designated  as  a  representative  of  a
          significant shareholder of the company;

     o    Any director  who is also an employee or  executive  of a  significant shareholder of the company;

     o    Beneficial owner (direct or indirect) of at least 10% of the company's stock,  either  in  economic  terms or in voting  rights  (this may be aggregated if voting power is  distributed  among more than one member of a defined group,  e.g.,  family members who  beneficially  own less than 10%  individually,  but collectively  own more than 10%),  unless market best  practice  dictates a lower  ownership  and/or  disclosure threshold (and in other special market-specific circumstances);

     o    Government representative;

     o    Currently   provides   (or  a   relative[1]   provides)   professional
          services[2] to the company,  to an affiliate of the company,  or to an individual  officer  of the  company  or of one of its  affiliates  in excess of $10,000 per year;

     o    Represents customer,  supplier, creditor, banker, or other entity with which company maintains transactional/commercial  relationship (unless company discloses information to apply a materiality test[3]);

     o    Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

     o    Relative[1] of a current employee of the company or its affiliates;

     o    Relative[1] of a former executive of the company or its affiliates;

     o    A new  appointee  elected other than by a formal  process  through the
          General  Meeting (such as a contractual  appointment  by a substantial shareholder);

     o    Founder/co-founder/member  of  founding  family but not  currently  an employee;

     o    Former executive (5 year cooling off period);

     o    Years of service is generally  not a  determining  factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

o    No material[5]  connection,  either directly or indirectly,  to the company other than a board seat.

Employee Representative

o    Represents employees or employee shareholders of the company (classified as
     "employee representative" but considered a non-independent NED).

Footnotes:

[1]  "Relative"  follows the U.S. SEC's definition of "immediate family members"
     which  covers  spouses,  parents,  children,  stepparents,   step-children,
     siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director,  executive officer, or significant shareholder of the company.

[2]  Professional  services  can be  characterized  as  advisory  in nature  and generally  include the  following:  investment  banking/financial  advisory
     services;   commercial  banking  (beyond  deposit   services);   investment
     services;   insurance  services;   accounting/audit  services;   consulting
     services; marketing services; and legal services. The case of participation in  a  banking  syndicate  by  a  non-lead  bank  should  be  considered  a transaction (and hence subject to the associated  materiality  test) rather than a professional relationship.

[3]  If the company makes or receives annual  payments  exceeding the greater of
     $200,000 or five percent of the  recipient's  gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]  For example,  in continental  Europe,  directors with a tenure exceeding 12 years  will  be  considered  non-independent.  In the  United  Kingdom  and
     Ireland,  directors  with a tenure  exceeding nine years will be considered
     non-independent,   unless  the  company   provides   sufficient  and  clear
     justification that the director is independent despite his long tenure.

[5]  For purposes of ISS' director independence classification,  "material" will be defined as a standard of relationship financial,  personal or otherwise)
     that a reasonable person might conclude could  potentially  influence one's objectivity  in the  boardroom  in a manner  that would  have a  meaningful impact on an individual's  ability to satisfy requisite fiduciary standards on behalf of shareholders.

---------------------------------------------------------------------------

                                      A-16

Director Compensation

Vote FOR  proposals  to award cash fees to  non-executive  directors  unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive  director  compensation  proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle  compensation  for both  non-executive  and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote  AGAINST  proposals  to introduce  retirement  benefits  for  non-executive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

o    There are serious  questions  about actions of the board or management  for the year in question; or

o    Legal action is being taken against the board by other shareholders.

Vote AGAINST  proposals to remove  approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking  indemnification  and liability  protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote  AGAINST  proposals  to alter board  structure  or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE
Share Issuance Requests

General Issuances:

Vote FOR issuance  requests with  preemptive  rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without  preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current  authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR  specific  proposals  to  increase  authorized  capital to any  amount, unless:

o    The specific purpose of the increase (such as a share-based  acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
o    The  increase  would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting  purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a
CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions  that seek to maintain or convert to a one-share,  one-vote capital structure.
Vote AGAINST  requests for the creation or  continuation  of dual-class  capital structures or the creation of new or additional supervoting shares.

                                      A-17

Preferred Stock

Vote FOR the  creation of a new class of  preferred  stock or for  issuances  of preferred  stock up to 50  percent  of issued  capital  unless  the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the  creation/issuance  of convertible  preferred  stock as long as the maximum number of common shares that could be issued upon conversion  meets ISS'
guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of  preference  shares that would carry superior voting rights to the common shares.
Vote  AGAINST  the  creation  of blank check  preferred  stock  unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote  proposals  to  increase  blank  check   preferred   authorizations   on  a
CASE-BY-CASE basis.

Debt Issuance Requests

Vote  non-convertible  debt issuance  requests on a CASE-BY-CASE  basis, with or without preemptive rights.
Vote FOR the  creation/issuance  of convertible  debt instruments as long as the maximum number of common shares that could be issued upon conversion  meets ISS'
guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote  proposals  to approve the  pledging  of assets for debt on a  CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote  proposals  to  approve  increases  in a  company's  borrowing  powers on a
CASE-BY-CASE basis.

Share Repurchase Plans
Vote FOR share repurchase plans, unless:

o        Clear evidence of past abuse of the authority is available; or
o        The plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR  requests  to reissue  any  repurchased  shares  unless  there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR  requests  to  capitalize  reserves  for  bonus  issues of shares or to increase par value.

4. OTHER
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis,  ISS reviews  publicly  available  information as of the date of the  report and  evaluates  the merits  and  drawbacks  of the  proposed transaction, balancing various and sometimes countervailing factors including:

o    Valuation - Is the value to be received by the target shareholders (or paid by the  acquirer)  reasonable?  While the  fairness  opinion may provide an initial starting point for assessing valuation  reasonableness,  ISS places emphasis on the offer premium, market reaction, and strategic rationale.

o    Market  reaction - How has the market  responded  to the  proposed  deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

o    Strategic rationale - Does the deal make sense strategically? From where is the  value  derived?  Cost  and  revenue  synergies  should  not be  overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable  track  record of  successful  integration  of  historical acquisitions.

o    Conflicts  of  interest  - Are  insiders  benefiting  from the  transaction
     disproportionately   and   inappropriately   as  compared  to   non-insider
     shareholders?  ISS will  consider  whether any special  interests  may have

                                      A-18

     influenced these directors and officers to support or recommend the merger.

o    Governance  - Will the combined  company have a better or worse  governance profile than the current  governance  profiles of the respective parties to the transaction?  If the governance profile is to change for the worse, the burden is on the  company to prove that other  issues  (such as  valuation)
     outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive  mandatory  takeover bid  requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR  proposals  that would improve the  company's  corporate  governance or business profile at a reasonable cost.
Vote  AGAINST  proposals  that  limit  the  company's  business   activities  or
capabilities  or result in  significant  costs being  incurred with little or no benefit.

                                      A-19

                 DFA INVESTMENT DIMENSIONS GROUP INC. (108/109)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)  Articles of Incorporation.

     (1)  Articles of Restatement effective August 11, 2003 as filed with the
          Maryland Secretary of State on August 11, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (2)  Articles  Supplementary as filed with the Maryland  Secretary of State on September 8, 2004 re: the addition of Class R Shares of U.S.  Small
          Cap Value  Portfolio  and the  deletion of (i) the LD U.S.  Marketwide
          Portfolio Shares, (ii) the HD U.S. Marketwide  Portfolio Shares, (iii)
          the LD U.S.  Marketwide  Value  Portfolio  Shares and (iv) the HD U.S.
          Marketwide Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (3)  Articles of Amendment as filed with the Maryland Secretary of State on
          October 25, 2004 re: the name change of the:
          *        AAM/DFA International High Book to Market Portfolio to the
                   LWAS/DFA International High Book to Market Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (4)  Articles  Supplementary  filed with the Maryland Secretary of State on
          January 10, 2005 re: the addition of the:
          *        Shares of Emerging Markets Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 73/74 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 14, 2005.

     (5)  Articles  Supplementary  filed with the Maryland Secretary of State on
          March 7, 2005 re: the authorization of 40 billion additional shares of common stock:
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (6)  Articles of Amendment as filed with the Maryland Secretary of State on
          September 12, 2005 re: the name change of the:
          *        The Pacific Rim Small Company Portfolio to the Asia Pacific
                   Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (7)  Articles  Supplementary  filed with the Maryland Secretary of State on
          September 12, 2005 re: the addition of the:
          *        U.S. Core Equity 1 Portfolio
          *        U.S. Core Equity 2 Portfolio
          *        U.S. Vector Equity Portfolio
          *        International Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (8)  Articles of Amendment as filed with the Maryland Secretary of State on
          May 12, 2006 re: the name change of the:
          *        U.S. Small Cap Value Portfolio Shares-Investor Class to the
                   U.S. Small Cap Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (9)  Articles  Supplementary  filed with the Maryland Secretary of State on
          May 12, 2006 re: the addition of the:
          *    Emerging   Markets   Social   Core   Portfolio   Shares  and  the
               reclassification  and reallocation of shares of Class R Shares of
               U.S.  Small  Cap  Value  Portfolio  to the U.S.  Small  Cap Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (10) Articles  Supplementary  filed with the Maryland Secretary of State on
          August 4, 2006 re: the addition of the:
          *    DFA Inflation-Protected Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 12, 2006.

     (11) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 20, 2006 re: the addition of the:
          *    DFA International Real Estate Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     December 5, 2006.

     (12) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 29, 2006 re: the allocation of 100 billion  additional shares of common stock to:
          *    U.S. Core Equity 2 Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (13) Articles of Amendment as filed with the Maryland Secretary of State on
          November 29, 2006 re: the name change of the:
          *    U.S. Small XM Value Portfolio Shares to the U.S. Targeted Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (14) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 29, 2006 re: the allocation of 140 billion  additional shares of common stock and re: the addition of the:
          *        DFA California Short-Term Municipal Bond Portfolio Shares
          *        T.A. U.S. Core Equity 2 Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (15) Articles of Amendment as filed with the Maryland Secretary of State on
          March 27, 2007 re: the name change of the:
          *    Tax-Managed U.S. Small Cap Value Portfolio Shares to the
               Tax-Managed U.S. Targeted Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (16) Articles of Amendment as filed with the Maryland Secretary of State on
          June 21, 2007 re: the name change of the:
          *    Emerging  Markets  Social Core  Portfolio  Shares to the Emerging
               Markets Socila Core Equity Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 6, 2007.

     (17) Articles  Supplementary  filed with the Maryland Secretary of State on
          June 21, 2007 re: the addition of the:
          *    U.S. Social Core Equity 2 Portfolio Shares
          *    CSTG&E U.S. Social Core Equity 2 Portfolio Shares
          *    CSTG&E International Social Core Equity Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 6, 2007.

     (18) Articles  Supplementary  filed with the Maryland Secretary of State on
          July 9, 2007 re: the classification and allocation of shares.
          Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 17, 2007.

     (19) Articles of Amendment  filed with the  Maryland  Secretary of State on
          October 10, 2007 re: the name change of various portfolios:
          Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 17, 2007.

     (20) Articles  Supplementary  filed with the Maryland Secretary of State on
          October 10, 2007 re: the addition of Class R shares:
          Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 17, 2007.

     (21) Articles  Supplementary  filed with the Maryland Secretary of State on
          December 31, 2007 re: the addition of the:
          *    U.S. Sustainability Core 1 Portfolio
          *    International Sustainability Core 1 Portfolio
          *    DFA Selectively Hedged Global Fixed Income Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 103/104 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 28, 2008.

     (22) Articles  Supplementary  filed with the Maryland Secretary of State on
          February 22, 2008 re: the addition of the:
          *    T.A. World ex U.S. Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 103/104 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 28, 2008.

(b) By-Laws.
    Amended and Restated By-Laws of the Registrant.
    Incorporated herein by reference to:
    Filing:           Post-Effective Amendment No. 69/70 to Registrant's
                      Registration Statement on Form N-1A.
    File Nos.:        2-73948 and 811-3258.
    Filing Date:      January 29, 2004.

(c)  Instruments Defining the Rights of Securityholders.
     (1)  See Articles Fifth,  Sixth,  Eighth and Thirteenth of the Registrant's
          Articles of Restatement dated August 11, 2003.

     (2)  See Article II of the Registrant's Amended and Restated By-Laws.

(d)  Investment Advisory Agreement.

     (1)  Investment Management Agreements.

          (a)  Form of Investment  Advisory Agreement between the Registrant and
               Dimensional  Fund  Advisors  Inc.  ("DFA") dated May 13, 1987 re:
               the:
               *       DFA Five-Year Government Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (b)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 26, 1994 re: the:
               *       VA Global Bond Portfolio (formerly the DFA Global Fixed
                       Income Portfolio and the DFA Global Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (c)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 24, 1990 re: the:
               *       DFA Intermediate Government Fixed Income Portfolio
                       (formerly the DFA Intermediate Government Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 1998.

          (d)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 2, 1991 re: the:
               *       Large Cap International Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 21, 1992.
               *       DFA Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 20, 1994 re: the:
               *       DFA International Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (g)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA U.S.  Large  Value  Portfolio  (formerly  known as the VA
                    Large Value Portfolio and DFA Global Value Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (h)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA U.S.  Targeted Value Portfolio  (formerly known as the VA
                    Small Value Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (j)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Small Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (k)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Short-Term Fixed Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 7, 1998 re: the:
               *       Tax-Managed U.S. Small Cap Value Portfolio (formerly
                       Tax-Managed U.S. 5-10 Value Portfolio);
               *       Tax-Managed U.S. Small Cap Portfolio (formerly
                       Tax-Managed U.S. 6-10 Small Company Portfolio); and
               *       Tax-Managed DFA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name changes:
                    *        Tax-Managed U.S. 5-10 Value Portfolio to the
                             Tax-Managed U.S. Small Cap Value Portfolio
                    *        Tax-Managed U.S. 6-10 Small Company Portfolio to
                             the Tax-Managed U.S. Small Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 70/71 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

               (2)  Addendum Number Two re: the reflection of the following name changes:
                    *        Tax-Managed U.S. Small Cap Value Portfolio to the
                             Tax-Managed U.S. Targeted Value Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 88/89 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2007.

          (n)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated July 30, 2002 re: the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (o)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 73/74 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 14, 2005.

          (p)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Core Equity 1 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (q)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (r)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (s)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (t)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (u)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 12, 2006 re: the:
               *       DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (v)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (w)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       DFA California Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 86/87 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 12, 2007.

          (x)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       T.A. U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 86/87 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 12, 2007.

          (y)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       U.S. Targeted Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (z)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 89/90 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     April 24, 2007.

          (aa) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       CSTG&E U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (bb) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (cc) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    U.S. Sustainability Core 1 Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective  Amendment  No.  99/100  to  Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 10, 2008.

          (dd) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    International Sustainability Core 1 Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective  Amendment  No.  99/100  to  Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 10, 2008.

          (ee) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (ff) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    T.A. World ex U.S. Core Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 97/98 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 13, 2007.

          (gg) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Global Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 100/101 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     February 8, 2008.

          (hh) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA International Value Ex Tobacco Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 105/106 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     April 9, 2008.

          (ii) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    International Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 107/108 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     April 9, 2008.

     (2)  Sub-advisory Agreements.

          (a)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia  Ltd.   (formerly  DFA  Australia  Pty  Limited)  dated
               September 21, 1995 re: the:
               *       VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (i)  Amendment  No.  1  to  Sub-Advisory  Agreement  between  the
                    Registrant,   DFA  and  DFA  Australia  Ltd.  (formerly  DFA
                    Australia Pty Limited) dated July 18, 1997
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 78/79 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (b)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
               *       VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

          (c)  Form  of  Consultant  Services  Agreement  between  DFA  and  DFA
               Australia Ltd. (formerly DFA Australia Pty Limited)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (d)  Form of Consultant Services Agreement between DFA and Dimensional
               Fund Advisors Ltd.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (e)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (f)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (g)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (h)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia Ltd. dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (i)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (j)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (k)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (l)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (m)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    International Sustainability Core 1 Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (n)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    International Sustainability Core 1 Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (o)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (p)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (q)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    T.A. World ex U.S. Core Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 101/102 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     February 26, 2008.

          (r)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    T.A. World ex U.S. Core Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 101/102 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     February 26, 2008.

          (s)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    DFA International Value ex Tobacco Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO-EX-99.d.2.s.

          (t)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    DFA International Value ex Tobacco Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO-EX-99.d.2.t.

(e)  Underwriting Contracts.

     (1)  Amended and Restated Distribution Agreement between the Registrant and
          DFA Securities Inc. dated December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

(f)  Bonus or Profit Sharing Plans.
     Not Applicable.

(g)  Custodian Agreements.

     (1)  Custodian   Agreement  between  the  Registrant  and  PNC  Bank,  N.A.
          (formerly Provident National Bank) dated June 19, 1989 re: the:
          *        Enhanced U.S. Large Company Portfolio;
          *        DFA Two-Year Corporate Fixed Income Portfolio; and
          *        DFA Two-Year Government Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 37/38 to Registration
                           Statement of the Registrant on form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     November 22, 1995.

     (2)  Form of Custodian  Agreement between the Registrant and PNC Bank, N.A.
          (formerly Provident National Bank) re: the:
           *        U.S. 9-10 Small Company Portfolio;
           *        U.S. Large Company Portfolio;
           *        DFA One-Year Fixed Income Portfolio;
           *        DFA Intermediate Government Fixed Income Portfolio
                    (formerly known as the DFA Intermediate Government
                    Bond Portfolio; and
           *        DFA Five-Year Government Portfolio
           Previously filed with this registration statement and incorporated herein by reference.

          (a)  Addendum Number One

               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio
                       to the AAM/DFA International High Book to Market
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed
                       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio;
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum  Number Seven re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (h)  Addendum Number Eight re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Form of Addendum Number Nine re: the addition of the:

               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (j)  Addendum Number Ten re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

(h)  Other Material Contracts.

     (1)  Transfer Agency Agreement.
          Transfer Agency Agreement between the Registrant
          and PFPC Inc. (formerly Provident
          Financial Processing Corporation) dated June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to the
                           Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro
                       Cap Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small
                       Cap Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S.
                       Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Fourteen re: the addition of the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (2)  Administration and Accounting Agreement
          Administration and Accounting Services Agreement between the Registrant and PFPC dated June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed
                       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
                       and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Seventeen re: the addition of the:
               *       Emerging Markets Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (3)  Administration Agreements.
          Administration Agreements between the Registrant and DFA.

          (a)  Dated January 6, 1993 re: the
               *       DFA One-Year Fixed Income Portfolio (formerly The DFA
                       Fixed Income Shares)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999

          (b)  Dated August 8, 1996 re: the:
               *       Japanese Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (c)  Dated August 8, 1996 re: the
               *       United Kingdom Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (d)  Dated August 8, 1996 re: the
               *       Continental Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Form of Amended and Restated Administration Agreement dated March
               30, 2006 re: the:
               *       U.S. Large Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2006.

          (f)  Dated August 8, 1996 re: the
               *       Pacific Rim Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        Pacific Rim Small Company Portfolio to Asia Pacific
                             Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 78/79 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (g)  Dated January 6, 1993 re: the
               *       U.S. Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (h)  Dated January 6, 1993 re: the:
               *       U.S. Large Cap Value Portfolio (formerly the U.S. Large
                       Cap High Book-to-Market Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Dated January 6, 1993 re: the:
               *       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        U.S. 6-10 Value Portfolio (formerly the U.S. Small
                             Cap High Book to Market Portfolio) to U.S. Small
                             Cap Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (j)  Dated February 8, 1996 re: the
                *       RWB/DFA International High Book to Market Portfolio
                        (formerly DFA International High Book to Market
                        Portfolio; formerly the Reinhardt Werba Bowen
                        International Large Stock Portfolio)
                Incorporated herein by reference to:
                Filing:          Post-Effective Amendment No. 50/51 to
                                 Registrant's Registration Statement on Form N-1A.
                File Nos.:       2-73948 and 811-3258.
                Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        RWB/DFA International High Book to Market Portfolio
                             to the AAM/DFA International High Book to Market
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 59/60 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      January 26, 2001.

          (k)  Dated March 30, 1994 re:
               *       Emerging Markets Portfolios
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Dated February 8, 1996 re: the:
               *       Enhanced U.S. Large Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Dated February 8, 1996 re: the
               *       DFA Two-Year Global Fixed Income Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (n)  Form of Dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (o)  Dated December 19, 1996 re: the:
               *       Emerging Markets Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (p)  Dated November 30, 1997 re: the:
               *       U.S. Micro Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Form of  Addendum  Number  One  re:  the  reflection  of the following name change:
                    *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 60/61 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 23, 2001.

          (q)  Form of Amended and Restated re: the:
               *       U.S. Targeted Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (r)  Dated November 30, 1997 re: the:
               *       Emerging Markets Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (s)  Dated December 8, 1998 re: the:
               *       Tax-Managed U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (t)  Form of Dated August 1, 2001 re: the:
               *       Tax-Managed U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 61/62 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 18, 2001.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        Tax-Managed U.S. Marketwide Portfolio to
                             Tax-Managed U.S. Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 66/67 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      July 30, 2002.

     (4)  Other.

          (a)  Form of Marketing  Agreement  dated June 29, 1994 between DFA and
               National Home Life Assurance Company.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (b)  Participation  Agreement between DFA Investment Dimensions Group,
               Inc., DFA, DFA Securities,  Inc. and National Home Life Assurance
               Company.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (c)  Form of Client Service Agent Agreement re: the:
               *       RWB/DFA International High Book to Market Portfolio
                       (formerly the DFA International High Book to Market
                       Portfolio and Reinhardt Werba Bowen
                       International Large Stock Portfolio).
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        RWB/DFA International High Book to Market Portfolio
                             to the AAM/DFA International High Book to Market
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 59/60 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      January 26, 2001.

          (d)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated August 7, 2006.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (e)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated September 12, 2006 re:
               *       DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (f)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (g)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *       DFA California Short-Term Municipal Bond Portfolio
               *       T.A. U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (h)  Form of Amended and  Restated  Fee Waiver and Expense  Assumption
               Agreement between the Registrant and DFA re:
               *       Emerging Markets Core Equity Portfolio
               *       U.S. Core Equity 1 Portfolio
               *       U.S. Core Equity 2 Portfolio
               *       U.S. Vector Equity Portfolio
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (i)  Form of Amended and  Restated  Fee Waiver and Expense  Assumption
               Agreement between the Registrant and DFA re:
               *       U.S. Large Company Portfolio
               *       U.S. Targeted Value Portfolio
               *       International Small Company Portfolio
               *       Japanese Small Company Portfolio
               *       United Kingdom Small Company Portfolio
               *       Continental Small Company Portfolio
               *       Asia Pacific Small Company Portfolio (formerly, Pacific
                       Rim Small Company Portfolio)
               *       Tax-Managed U.S. Equity Portfolio
               *       DFA Short-Term Municipal Bond Portfolio
               *       DFA Inflation-Protected Securities Portfolio
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (j)  Form of Fee Waiver Agreement between the Registrant and DFA re:
               *    U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 6, 2007.

          (k)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *    DFA International Value ex Tobacco Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO-EX-99.h.4.k.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 103/104 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 28, 2008.

(j)  Other Opinions.

     (1)  Consent of PricewaterhouseCoopers
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 103/104 to Registrant's
                           Registration Statement on
          Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 28, 2008.

(k)  Omitted Financial Statements.
     Not applicable.

(l)  Initial Capital Agreements.
     Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)  Rule 12b-1 Plans.
     Not Applicable

(n)  Plans pursuant to Rule 18f-3.

     (1)  Multiple Class Plan Pursuant to Rule 18f-3
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 95/96 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 10, 2007.

(o)  Powers-of-Attorney.

     (1)  On behalf of the  Registrant,  dated as of March 30, 2007,  appointing
          David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown
          and  Jeff J.  Jeon as  attorneys-in-fact  to David  G.  Booth,  Rex A.
          Sinquefield,  George  M.  Constantinides,  John  P.  Gould,  Roger  G.
          Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David
          R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (2)  On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30,  2007,  appointing  David G. Booth,  David R.  Martin,
          Catherine   L.   Newell,   Valerie  A.  Brown  and  Jeff  J.  Jeon  as
          attorneys-in-fact  to David G. Booth,  Rex A.  Sinquefield,  George M.
          Constantinides,  John P. Gould,  Roger G. Ibbotson,  Robert C. Merton,
          Myron S. Scholes, Abbie J. Smith and David R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (3)  On  behalf  of   Dimensional   Emerging   Markets   Value  Fund  Inc.,
          Power-of-Attorney  dated as of March  30,  2007,  appointing  David G.
          Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff
          J. Jeon as  attorneys-in-fact  to David G. Booth, Rex A.  Sinquefield,
          George M. Constantinides,  John P. Gould, Roger G. Ibbotson, Robert C.
          Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

(p)  Codes of Ethics.

     (1)  Code of Ethics of Registrant,  Adviser,  Sub-Advisers and Underwriter.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          None.

ITEM 25.  INDEMNIFICATION.

          Reference  is made to  Section  1 of  Article  IX of the  Registrant's
          Amended and Restated By-Laws,  which provide for  indemnification,  as set forth below.

          With respect to the  indemnification  of the Officers and Directors of the Corporation:

          (a)  The  Corporation  shall  indemnify each Officer and Director made party to a proceeding,  by reason of service in such capacity, to the fullest  extent,  and in the manner  provided,  under Section
               2-418 of the Maryland  General  Corporation Law: (i) unless it is proved that the person seeking  indemnification  did not meet the standard  of  conduct  set  forth in  subsection  (b)(1)  of such section;  and (ii)  provided,  that  the  Corporation  shall  not indemnify  any  officer  or  Director  for any  liability  to the
               Corporation  or its  security  holders  arising  from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (b)  The   provisions   of  clause   (i)  of   paragraph   (a)  herein
               notwithstanding, the Corporation shall indemnify each Officer and
               Director against reasonable  expenses incurred in connection with the successful defense of any proceeding to which such Officer or
               Director is a party by reason of service in such capacity.

          (c)  The  Corporation,  in the manner and to the  extent  provided  by applicable law, shall advance to each Officer and Director who is made party to a proceeding  by reason of service in such capacity the  reasonable  expenses  incurred by such person in  connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

     (a)  Dimensional  Fund  Advisors  LP,  with a  principal  place of business located at 1299 Ocean Avenue,  Santa Monica,  CA 90401, the investment manager for the Registrant,  is also the investment  manager for three other registered  open-end  investment  companies,  The DFA Investment
          Trust  Company,  Dimensional  Emerging  Markets  Value  Fund Inc.  and
          Dimensional   Investment   Group  Inc.  The  Advisor  also  serves  as
          sub-advisor for certain other registered investment companies.

          The Advisor is engaged in the business of providing  investment advice primarily to  institutional  investors.  For  additional  information, please  see  "Management  of the  Fund" in PART A and  "Directors  and
          Officers" in PART B of this Registration Statement.

          Additional  information  as  to  the  Advisor  and  the  partners  and executive  officers of the Advisor is included in the  Advisor's  Form
          ADV  filed  with  the  Commission  (File  No.  801-16283),   which  is
          incorporated herein by reference and sets forth the executive officers and  partners  of the  Advisor  and  information  as to any  business, profession,  vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

     (b)  The   Sub-Advisor   for   the  VA   International   Small   Portfolio,
          International  Core Equity  Portfolio,  Emerging  Markets  Social Core
          Equity Portfolio,  DFA International Real Estate Securities Portfolio,
          CSTG&E  International  Social  Core  Equity  Portfolio,  International
          Sustainability  Core 1 Portfolio,  DFA Selectively Hedged Global Fixed
          Income  Portfolio,  T.A.  World ex U.S.  Core  Equity  Portfolio,  DFA
          International  Value Ex Tobacco  Portfolio  and  International  Vector
          Equity Portfolio, each a series of the Registrant, is Dimensional Fund
          Advisors Ltd. ("DFAL").  DFAL has its principal place of business is 7
          Down Street London W1J7AJ, United Kingdom.  Additional  information as to the DFAL and the  directors and officers of DFAL is included in the
          DFAL's Form ADV filed with the Commission (File No. 801-40136),  which is  incorporated  herein by reference  and sets forth the officers and directors  of DFAL and  information  as to any  business,  profession, vocation or  employment or a  substantial  nature  engaged in by those officers and directors during the past two years.

     (c)  The   Sub-Advisor   for   the  VA   International   Small   Portfolio,
          International  Core Equity  Portfolio,  Emerging  Markets  Social Core
          Equity Portfolio,  DFA International Real Estate Securities Portfolio,
          CSTG&E  International  Social  Core  Equity  Portfolio,  International
          Sustainability  Core 1 Portfolio,  DFA Selectively Hedged Global Fixed
          Income  Portfolio,  T.A.  World ex U.S.  Core  Equity  Portfolio,  DFA
          International  Value Ex Tobacco  Portfolio  and  International  Vector
          Equity  Portfolio,  each a series of the Registrant,  is DFA Australia
          Limited ("DFA Australia"). DFA has its principal placed of business is
          Level 43 Gateway,  1 MacQuarie  Place,  Sydney,  New South Wales 2000,
          Australia.   Additional  information  as  to  DFA  Australia  and  the
          directors and officers of DFA Australia is included in DFA Australia's
          Form ADV filed  with the  Commission  (File No.  801-48036),  which is incorporated  herein by  reference  and sets  forth the  officers  and directors  of  DFA  Australia  and  information  as to  any  business, profession,  vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS.

          (a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter for the Registrant. DFAS also serves as principal underwriter for The
               DFA Investment Trust Company,  Dimensional Emerging Markets Value
               Fund Inc. and Dimensional Investment Group Inc.

          (b)  The   following   table   sets  forth   information   as  to  the
               Distributor's Directors, Officers, Partners and Control Persons:

---------------------------------------- -------------------------------- -------------------------------
  Name and Principal Business Address      Positions and Offices with       Positions and Offices with
                                                   Underwriter                         Fund
---------------------------------------- -------------------------------- -------------------------------
M. Akbar Ali                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Darryl D. Avery                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Arthur H. Barlow                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Scott A. Bosworth                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Valerie A. Brown                         Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                        Secretary                        Secretary
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David P. Butler                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Patrick Carter                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Stephen A. Clark                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert P. Cornell                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Christopher S. Crossan                   Vice President and Chief         Vice President and Chief
1299 Ocean Avenue                        Compliance Officer               Compliance Officer
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
James L. Davis                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert T. Deere                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert W. Dintzner                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kenneth Elmgren                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Richard A. Eustice                       Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                        Secretary                        Secretary
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Eugene F. Fama, Jr.                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Gretchen A. Flicker                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Jed S. Fogdall                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Glenn S. Freed                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Mark R. Gochnour                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Henry F. Gray                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
John T. Gray                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Darla Hastings                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Joel H. Hefner                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Julie C. Henderson                       Vice President and Fund          Vice President and Fund
1299 Ocean Avenue                        Controller                       Controller
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kevin B. Hight                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Christine W. Ho                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Jeff J. Jeon                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Patrick M. Keating                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Joseph F. Kolerich                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Michael F. Lane                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kristina M. LaRusso                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Immoo Lee                                Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Juliet H. Lee                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David R. Martin                          Vice President, Chief            Vice President, Chief
1299 Ocean Avenue                        Financial Officer and Treasurer  Financial Officer and
Santa Monica, CA 90401                                                    Treasurer

---------------------------------------- -------------------------------- -------------------------------
Heather E. Mathews                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------
Catherine L. Newell                      Vice President and Secretary     Vice President and Secretary
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Gerard K. O'Reilly                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carmen Palafox                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Sonya K. Park                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------
David A. Plecha                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Ted Randall                              Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Eduardo A. Repetto                       Vice President and Chief         Vice President and Chief
1299 Ocean Avenue                        Investment Officer               Investment Officer
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
L. Jacobo Rodriguez                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David E. Schneider                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Ted R. Simpson                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Bryce D. Skaff                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Grady M. Smith                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carl G. Snyder                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Lawrence R. Spieth                       Vice President                   Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

---------------------------------------- -------------------------------- -------------------------------
Bradley G. Steiman                       Vice President                   Vice President
Suite 910, 1055 West Hastings
Vancouver, B.C. V6E 2E9

---------------------------------------- -------------------------------- -------------------------------
Karen E. Umland                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carol W. Wardlaw                         Vice President                   Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

---------------------------------------- -------------------------------- -------------------------------
Weston J. Wellington                     Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Daniel M. Wheeler                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Ryan Wiley                               Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Paul E. Wise                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Dimensional Fund Advisors LP             Shareholder
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------

          (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The accounts and records of the  Registrant  are located at the office of the Registrant and at additional locations, as follows:

          Name                                         Address
          DFA Investment Dimensions Group Inc.         1299 Ocean Avenue
                                                       Santa Monica, CA 90401

          PFPC Inc.                                    301 Bellevue Parkway,
                                                       Wilmington, DE 19809

ITEM 29.  MANAGEMENT SERVICES.
          None.

ITEM 30.  UNDERTAKINGS.
          Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 (the "1933 Act") and
the Investment Company Act of 1940, as amended, the Registrant certifies that it meets  all of the  requirements  for  the  effectiveness  of  this  registration
statement   under  Rule   485(b)   under  the  1933  Act  and  has  duly  caused
Post-Effective Amendment No. 108/109 to this Registration Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Santa Monica, the State of California, as of the 23rd day of June 2008.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth*
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No.  108/109 to this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                  Date

/s/ David G. Booth            *         President, Director,   June 23, 2008
David G. Booth                          Chairman and Chief
                                        Executive Officer

/s/ Rex A. Sinquefield        *         Director               June 23, 2008
Rex A. Sinquefield

/s/ David R. Martin           *         Chief Financial        June 23, 2008
David R. Martin                         Officer, Treasurer
                                        and Vice President

/s/ George M. Constantinides  *         Director               June 23, 2008
George M. Constantinides

/s/ John P. Gould             *         Director               June 23, 2008
John P. Gould

/s/ Roger G. Ibbotson         *         Director               June 23, 2008
Roger G. Ibbotson

/s/ Robert C. Merton          *         Director               June 23, 2008
Robert C. Merton

/s/ Myron S. Scholes          *         Director               June 23, 2008
Myron S. Scholes

/s/ Abbie J. Smith            *         Director               June 23, 2008
Abbie J. Smith

                   * By:  /s/ Valerie A. Brown
                          Valerie A. Brown
                          Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No. EDGAR Exhibit No.     Description

23(d)(2)(s)      EX-99.d.2.s           Form of Sub-Advisory  Agreement  between
                                       the Registrant,  DFA and Dimensional
                                       Fund Advisors Ltd. re: DFA International
                                       Value ex Tobacco Portfolio

23(d)(2)(t)      EX-99.d.2.t           Form of Sub-Advisory  Agreement  between
                                       the Registrant,  DFA and DFA Australia
                                       Ltd. re: DFA International Value ex
                                       Tobacco Portfolio

23(h)(4)(k)      EX-99.h.4.k           Form of Fee Waiver and Expense
                                       Assumption  Agreement between the
                                       Registrant and DFA re: DFA International
                                       Value ex Tobacco Portfolio